UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 33-48420, 811-6693
                                                     ---------------------

                    Nuveen Select Tax-Free Income Portfolio 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31, 2003
                                           ------------------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                            SEMIANNUAL REPORT September 30, 2003

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

                                    NUVEEN SELECT
                                  TAX-FREE INCOME
                                        PORTFOLIO
                                              NXP

                                    NUVEEN SELECT
                                  TAX-FREE INCOME
                                      PORTFOLIO 2
                                              NXQ

                                    NUVEEN SELECT
                                  TAX-FREE INCOME
                                      PORTFOLIO 3
                                              NXR

                                NUVEEN CALIFORNIA
                                  SELECT TAX-FREE
                                 INCOME PORTFOLIO
                                              NXC

                                  NUVEEN NEW YORK
                                  SELECT TAX-FREE
                                 INCOME PORTFOLIO
                                              NXN

Photo of: Man holding up child.

Photo of: 2 women and 2 children looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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--------------------------------------------------------------------------------
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If you decide you do not like receiving your reports electronically, it's a
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--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

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IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2    Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click
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3    You'll be taken to a screen that asks for your Social Security number and
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5    Use this same process if you need to change your registration information
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Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
          Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.

Dear
  SHAREHOLDER

I am very pleased to report that for the six-month period ended September 30, 2003, your Nuveen Portfolio continued to provide you with attractive monthly tax-free income.

While a number of different Portfolios are covered in this report, each is managed with the same value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Portfolio.

We think this is true even with interest rates at the relatively low levels we've seen over much of the past year. In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Portfolio can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2003

Nuveen Select Portfolios
NXP, NXQ, NXR, NXC, NXN

Portfolio Managers'
               COMMENTS

Portfolio managers Tom Spalding, Scott Romans, and Paul Brennan discuss economic and market conditions, key investment strategies, and the recent performance of the Portfolios. A 27-year veteran of Nuveen, Tom has managed the NXP, NXQ and NXR since 1999. Scott, who joined Nuveen in 2000, assumed management responsibility for the California Portfolio (NXC) in January 2003, the same time that Paul, who has more than 12 years of investment experience, took over management of the New York Portfolio (NXN).



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003?

Over the 12-month period, the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic improvement. In June 2003, the Federal Reserve cut the fed funds rate to 1%, the lowest level since 1958. Much of the recent concern about economic recovery centered on the weak labor market--as of September 2003, U.S. unemployment was 6.1%, up from 5.7% 12 months earlier. At the same time, inflation remained dormant, with the 12-month advance in the core rate dropping to 1.2% in September.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well over the majority of this reporting period. During the summer of 2003, however, stronger-than-expected economic data temporarily precipitated a spike in bond yields and a corresponding drop in bond prices that impacted overall results across all fixed-income markets, for the 12-month period ended September 30, 2003.

During January-September 2003, municipal supply nationally remained robust, with $287 billion in new bonds--up 13% over the same period in 2002.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN CALIFORNIA AND NEW YORK?

Over the past 12 months, both California and New York continued to struggle with budgetary stresses. California faced a $38 billion budget deficit--the largest in state history--and the much publicized governor recall election. Although the state managed to close the fiscal 2004 budget gap with borrowing, spending cuts, and a number of one-time measures, California still has to contend with expenditures that are greater than recurring revenues.

In the California municipal market, new supply in the state totaled $47 billion, up 60% over the same period in 2002, making California the largest state issuer in the nation. Delays in budget approval, the sizable deficit, and the uncertainty created by the recall effort also led to several downgrades of California's general obligation debt over the past 12 months. As of September 2003, the state was rated A3/BBB, by Moody's and Standard & Poor's, respectively.

Over the 12-month period, both New York State and New York City continued to struggle with budget problems triggered by the national recession, weak financial markets, a drop in revenues from personal income and capital gains taxes, and a decline in tourism. The final state budget for fiscal 2004, which totaled $92.8 billion, was balanced through a combination of borrowing, spending cuts, and increased taxes and fees. New York City managed to keep its budget balanced through expenditure reductions, aid from the state and federal governments, borrowing through the Transitional Finance Authority (TFA), and increased property taxes.

During the first nine months of 2003, municipal issuance in New York totaled $30 billion, a 19% decrease from the same period in 2002. As of September 2003, New York State's credit rating was A2/AA by Moody's and S&P respectively, while New York City was rated A2 with a declining outlook by Moody's and A with a negative outlook by S&P.

HOW DID THE PORTFOLIOS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these Portfolios, as well as for relevant benchmarks, are presented in the accompanying table.

                                 TOTAL RETURN            LEHMAN       LIPPER
           MARKET YIELD                ON NAV     TOTAL RETURN1     AVERAGE2
----------------------------------------------------------------------------
                                       1 YEAR            1 YEAR       1 YEAR
                    TAXABLE-            ENDED             ENDED        ENDED
       9/30/03   EQUIVALENT3          9/30/03           9/30/03      9/30/03
----------------------------------------------------------------------------
NXP      5.23%         7.26%            4.16%             3.89%        3.35%
----------------------------------------------------------------------------
NXQ      5.29%         7.35%            3.78%             3.89%        3.35%
----------------------------------------------------------------------------
NXR      5.29%         7.35%            4.06%             3.89%        3.35%
----------------------------------------------------------------------------
NXC      5.00%         7.63%            2.89%             2.42%        1.80%
----------------------------------------------------------------------------
NXN      5.04%         7.58%            3.45%             3.99%        3.39%
----------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Portfolio in this report.


For the 12 months ended September 30, 2003, all of the Select Portfolios outperformed their respective Lipper peer group averages. In addition, NXP, NXR, and NXC also outperformed their respective Lehman Brothers indexes, while NXQ and NXN generally performed in line with the national Lehman and Lehman New York indexes, respectively. As of September 30, 2003, the average durations4 of the three national Portfolios ranged from 5.12 to 5.69, compared with 8.19 for the Lehman Brothers Municipal Bond Index. NXC and NXN had durations of 5.87 and 5.63, respectively, compared with 9.02 for the Lehman California index and 7.78 for the Lehman New York index. These durations provided some protection for the Portfolios as interest rates rose during the summer of 2003, since investments with shorter durations generally would be expected to outperform those with longer durations during periods of rising interest rates, all other factors being equal.

In addition to duration, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Portfolios' relative performances during this period. For example, because investors on the whole tended to be somewhat risk-averse over the past 12 months, insured and higher quality issues were in greater demand, and these bonds generally performed better than their BBB and non-rated counterparts during this period. The Select Portfolios held relatively few of the lower-rated credits, with allocations of BBB bonds ranging from 1% in NXN to 11% in NXQ as of September 30, 2003, which helped the Portfolios' performances over this period.

HOW DID THE MARKET ENVIRONMENT AFFECT THE PORTFOLIOS' DIVIDENDS AND SHARE
PRICES?

Over the 12-month period ended September 30, 2003, the Select Portfolios continued to experience a significant number of bond calls. Consequently, they were faced with reinvesting call proceeds from higher-coupon bonds into a market where



1 The total annual returns on common share net asset value (NAV) for the national Portfolios are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged index comprising a broad range of investment-grade municipal bonds. The annual returns of NXC and NXN are compared with those of the Lehman Tax-Exempt Bond indexes for California and New York, respectively. These unleveraged, unmanaged indexes comprise a broad range of municipal bonds within each of those states. Results for the Lehman indexes do not reflect any expenses.

2 The total returns of the national Portfolios are compared with the average annualized return of the 9 funds in the Lipper General and Insured Unleveraged Municipal Debt Funds category. NXC's total return is compared with the average return of the 29 funds in the Lipper California Municipal Debt Funds category, while the comparison for NXN is based on the average total return of the 21 funds in the Lipper New York Municipal Debt Funds category. Portfolio and Lipper returns assume reinvestment of dividends.

3 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28% for the national portfolios. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5% and 33.5%, respectively, for NXC and NXN.

4 Duration is a measure of a Portfolio's NAV volatility in reaction to interest rate movements.

interest rates remained historically low. This led to a reduction of the Portfolios' earning power and necessitated three dividend cuts in NXP, NXQ, and NXC, two in NXR, and one in NXN over this period.

Increased volatility in the fixed-income markets during the summer of 2003 led to an overall weakening of bond prices. The Portfolios' share prices and NAVs finished this 12-month period lower than they had been at the beginning. As of September 30, 2003, the three national Portfolios and NXN continued to trade at discounts to their common share NAVs, while NXC had moved from trading at a premium to a discount (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE PORTFOLIOS DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003?

Over this 12-month reporting period, we continued to place strong emphasis on diversifying the portfolios, improving call protection, and enhancing dividend-paying capabilities. One of our primary strategies focused on managing the Funds' durations in order to enhance our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise. The longer the duration of a Fund's portfolio, the greater its interest rate risk.

In order to manage the Portfolios' durations, the majority of our purchase activity focused on value opportunities in the intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but, in our opinion, has less interest rate risk.

Given the current geopolitical and economic climate, we continued to believe that maintaining strong credit quality remains a vital requirement. As of September 30, 2003, the Nuveen Select Portfolios offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 71% to 79% in the three national Portfolios. NXC and NXN, which continued to make the transition from insured to non-insured Portfolios, have selectively added uninsured bonds over the past 12 months, but continued to hold 71% and 83%, respectively, in the AAA/U.S. guaranteed category.

WHAT IS YOUR OUTLOOK FOR BOND CALL IN THE PORTFOLIOS?

Looking ahead at potential bond calls, the Select Portfolios have exposure ranging from 12% in NXN to 26% in NXC through 2004. During this reporting period, we worked to mitigate the Portfolios' call risk. In 2005, the Portfolios' call exposure will drop off significantly, ranging from zero in NXR and NXC to 8% in NXN. The number of actual calls in all of the Portfolios will depend largely on market interest rates in coming months. In general, our approach was to hold callable bonds until they were in fact called and then reinvest the proceeds in credits that could help to extend durations and support the Portfolios' yields, especially as rates rose during the summer.

Nuveen Select Tax-Free Income Portfolio

Performance
   OVERVIEW As of September 30, 2003

NXP

Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      61%
AA                                       17%
A                                        16%
BBB                                       5%
BB or lower                               1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.00
--------------------------------------------------
Common Share Net Asset Value                $14.84
--------------------------------------------------
Market Yield                                 5.23%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.26%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $243,063
--------------------------------------------------
Average Effective Maturity (Years)           14.55
--------------------------------------------------
Average Duration                              5.58
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/19/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         3.55%         4.16%
--------------------------------------------------
5-Year                         2.90%         4.91%
--------------------------------------------------
10-Year                        5.11%         5.63%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     19%
--------------------------------------------------
U.S. Guaranteed                                18%
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Transportation                                 13%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------

Bar chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                    0.068
Nov                                    0.068
Dec                                    0.065
Jan                                    0.065
Feb                                    0.065
Mar                                    0.062
Apr                                    0.062
May                                    0.062
Jun                                    0.062
Jul                                    0.062
Aug                                    0.062
Sep                                    0.061

Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
10/1/02                                14.36
                                       13.97
                                       13.75
                                       13.59
                                       13.75
                                       13.85
                                       13.51
                                       13.67
                                       13.89
                                       14.01
                                       13.72
                                       13.42
                                       13.6
                                       13.84
                                       13.6
                                       13.7
                                       13.83
                                       13.9
                                       13.8
                                       13.95
                                       13.92
                                       13.91
                                       13.9
                                       13.86
                                       13.78
                                       14.07
                                       13.86
                                       13.9
                                       13.95
                                       13.9
                                       14.14
                                       14.07
                                       14.13
                                       14.6
                                       14.42
                                       14.49
                                       14.5
                                       14.51
                                       14.28
                                       13.76
                                       13.41
                                       13.84
                                       13.6
                                       13.5
                                       13.51
                                       13.85
                                       13.9
                                       13.82
9/30/03                                13.98

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1688 per share.

Nuveen Select Tax-Free Income Portfolio 2

Performance
   OVERVIEW As of September 30, 2003

NXQ

Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      58%
AA                                       21%
A                                         9%
BBB                                      11%
BB or lower                               1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.26
--------------------------------------------------
Common Share Net Asset Value                $14.45
--------------------------------------------------
Market Yield                                 5.29%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.35%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $254,495
--------------------------------------------------
Average Effective Maturity (Years)           17.14
--------------------------------------------------
Average Duration                              5.12
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/21/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -2.62%         3.78%
--------------------------------------------------
5-Year                         2.12%         4.52%
--------------------------------------------------
10-Year                        4.84%         5.35%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Utilities                                      15%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------
U.S. Guaranteed                                10%
--------------------------------------------------

Bar chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                       0.0665
Nov                                       0.0665
Dec                                       0.0635
Jan                                       0.0635
Feb                                       0.0635
Mar                                       0.0605
Apr                                       0.0605
May                                       0.0605
Jun                                       0.0605
Jul                                       0.0605
Aug                                       0.0605
Sep                                       0.0585

Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
10/1/02                                   14.66
                                          14.19
                                          13.52
                                          13.33
                                          13.64
                                          13.54
                                          13.3
                                          13.33
                                          13.36
                                          13.58
                                          13.2
                                          13.01
                                          13.2
                                          13.42
                                          13.1
                                          13.18
                                          13.1
                                          13.31
                                          13.39
                                          13.29
                                          13.25
                                          13.45
                                          13.42
                                          13.3
                                          13.14
                                          13.33
                                          13.36
                                          13.36
                                          13.44
                                          13.38
                                          13.53
                                          13.68
                                          13.8
                                          13.87
                                          14.03
                                          14.03
                                          14.05
                                          14.01
                                          13.89
                                          13.75
                                          13.18
                                          13.31
                                          13.04
                                          13.02
                                          13.06
                                          13.2
                                          13.15
                                          13.23
9/30/03                                   13.2

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2002 of $0.1806 per share.

Nuveen Select Tax-Free Income Portfolio 3

Performance
   OVERVIEW As of September 30, 2003

NXR

Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      46%
AA                                       25%
A                                        21%
BBB                                       8%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.05
--------------------------------------------------
Common Share Net Asset Value                $14.27
--------------------------------------------------
Market Yield                                 5.29%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.35%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $184,934
--------------------------------------------------
Average Effective Maturity (Years)           16.52
--------------------------------------------------
Average Duration                              5.69
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/24/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -1.91%         4.06%
--------------------------------------------------
5-Year                         2.13%         4.48%
--------------------------------------------------
10-Year                        4.91%         5.38%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      22%
--------------------------------------------------
Healthcare                                     18%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
U.S. Guaranteed                                 8%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------

Bar chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                       0.0635
Nov                                       0.0635
Dec                                       0.0605
Jan                                       0.0605
Feb                                       0.0605
Mar                                       0.0575
Apr                                       0.0575
May                                       0.0575
Jun                                       0.0575
Jul                                       0.0575
Aug                                       0.0575
Sep                                       0.0575

Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
10/1/02                                   13.99
                                          13.56
                                          13.07
                                          13.17
                                          13.09
                                          13.12
                                          12.96
                                          12.83
                                          12.81
                                          13.00
                                          12.89
                                          12.78
                                          12.95
                                          13.22
                                          13.05
                                          12.9
                                          13.00
                                          13.11
                                          13.18
                                          13.02
                                          12.99
                                          13.13
                                          13.21
                                          12.95
                                          12.87
                                          13.00
                                          12.98
                                          12.97
                                          13.05
                                          13.14
                                          13.21
                                          13.31
                                          13.45
                                          13.57
                                          13.77
                                          13.76
                                          13.66
                                          13.64
                                          13.56
                                          13.05
                                          13.05
                                          13.02
                                          12.77
                                          12.77
                                          12.85
                                          12.87
                                          12.92
                                          12.94
9/30/03                                   13.00

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0659 per share.

Nuveen California Select Tax-Free Income Portfolio

Performance
   OVERVIEW As of September 30, 2003

NXC

Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      71%
AA                                        2%
A                                        19%
BBB                                       8%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.45
--------------------------------------------------
Common Share Net Asset Value                $14.52
--------------------------------------------------
Market Yield                                 5.00%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   6.94%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.63%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $90,826
--------------------------------------------------
Average Effective Maturity (Years)           15.92
--------------------------------------------------
Average Duration                              5.87
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/19/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -5.97%         2.89%
--------------------------------------------------
5-Year                         2.36%         4.37%
--------------------------------------------------
10-Year                        4.46%         5.08%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         21%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------

Bar chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                            0.061
Nov                            0.061
Dec                            0.058
Jan                            0.058
Feb                            0.058
Mar                            0.057
Apr                            0.057
May                            0.057
Jun                            0.057
Jul                            0.057
Aug                            0.057
Sep                            0.056

Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
10/1/02                        14.97
                               15.05
                               14.8
                               14.1
                               13.92
                               14.05
                               14.2
                               14.07
                               14.23
                               14.46
                               13.62
                               13.5
                               13.54
                               13.73
                               13.49
                               13.65
                               14.35
                               13.47
                               13.55
                               13.55
                               13.9
                               13.8
                               13.95
                               13.65
                               13.37
                               13.57
                               13.45
                               13.43
                               13.5
                               13.64
                               13.85
                               13.65
                               13.9
                               13.97
                               14.04
                               14.03
                               14.08
                               14.08
                               13.88
                               13.37
                               13.38
                               13.49
                               13.27
                               13.19
                               13.26
                               13.41
                               13.45
                               13.48
9/30/03                        13.4

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1358 per share.

Nuveen New York Select Tax-Free Income Portfolio

Performance
   OVERVIEW As of September 30, 2003

NXN

Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      83%
AA                                       14%
A                                         2%
BBB                                       1%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.58
--------------------------------------------------
Common Share Net Asset Value                $14.49
--------------------------------------------------
Market Yield                                 5.04%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.00%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.58%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $56,614
--------------------------------------------------
Average Effective Maturity (Years)           17.16
--------------------------------------------------
Average Duration                              5.63
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/19/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         1.95%         3.45%
--------------------------------------------------
5-Year                         3.41%         4.56%
--------------------------------------------------
10-Year                        4.95%         5.06%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------
Long-Term Care                                  9%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------

Bar chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                       0.058
Nov                                       0.058
Dec                                       0.057
Jan                                       0.057
Feb                                       0.057
Mar                                       0.057
Apr                                       0.057
May                                       0.057
Jun                                       0.057
Jul                                       0.057
Aug                                       0.057
Sep                                       0.057

Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
10/1/02                                   14.07
                                          13.89
                                          13.35
                                          13.12
                                          13.04
                                          13.18
                                          13.31
                                          13.15
                                          13.37
                                          13.41
                                          13.2
                                          13.25
                                          13.5
                                          13.86
                                          13.64
                                          13.45
                                          13.55
                                          13.4
                                          13.21
                                          13.25
                                          13.21
                                          13.32
                                          13.38
                                          13.26
                                          13.2
                                          13.7
                                          13.4
                                          13.41
                                          13.47
                                          13.5
                                          13.43
                                          13.9
                                          14.06
                                          14.54
                                          14.6
                                          14.5
                                          14.49
                                          14.29
                                          14.4
                                          13.99
                                          13.64
                                          13.54
                                          13.15
                                          13.61
                                          13.59
                                          13.59
                                          13.48
                                          13.6
9/30/03                                   13.52

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0939 per share.

Shareholder
        MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on July 28, 2003.

                                                                    NXP            NXQ            NXR           NXC            NXN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                    Common        Common         Common         Common        Common
                                                                    Shares        Shares         Shares         Shares        Shares
====================================================================================================================================
William E. Bennett
      For                                                        9,585,604    10,839,163      7,465,420      3,512,205     2,376,979
      Withhold                                                     281,655       335,435        252,364         62,855        59,224
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
Robert P. Bremner
      For                                                        9,580,765    10,865,396      7,481,866      3,511,842     2,377,235
      Withhold                                                     286,494       309,202        235,918         63,218        58,968
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
Lawrence H. Brown
      For                                                        9,570,178    10,843,836      7,481,765      3,508,442     2,378,635
      Withhold                                                     297,081       330,762        236,019         66,618        57,568
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
Jack B. Evans
      For                                                        9,573,475    10,854,973      7,485,097      3,512,375     2,378,779
      Withhold                                                     293,784       319,625        232,687         62,685        57,424
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
Anne E. Impellizzeri
      For                                                        9,559,362    10,864,865      7,494,581      3,508,442     2,377,235
      Withhold                                                     307,897       309,733        223,203         66,618        58,968
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
William L. Kissick
      For                                                        9,584,848    10,836,445      7,478,789      3,510,042     2,378,879
      Withhold                                                     282,411       338,153        238,995         65,018        57,324
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
Thomas E. Leafstrand
      For                                                        9,574,271    10,856,547      7,489,179      3,507,442     2,379,879
      Withhold                                                     292,988       318,051        228,605         67,618        56,324
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
Peter R. Sawers
      For                                                        9,557,883    10,864,188      7,481,398      3,510,042     2,377,635
      Withhold                                                     309,376       310,410        236,386         65,018        58,568
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
William J. Schneider
      For                                                        9,579,588    10,867,093      7,486,276      3,511,842     2,378,635
      Withhold                                                     287,671       307,505        231,508         63,218        57,568
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================


                                       10


                                                                    NXP            NXQ            NXR           NXC            NXN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                    Common        Common         Common         Common        Common
                                                                    Shares        Shares         Shares         Shares        Shares
====================================================================================================================================
Timothy R. Schwertfeger
      For                                                        9,585,604    10,876,268      7,485,276      3,513,042     2,379,779
      Withhold                                                     281,655       298,330        232,508         62,018        56,424
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
Judith M. Stockdale
      For                                                        9,568,139    10,839,163      7,467,273      3,511,842     2,376,235
      Withhold                                                     299,120       335,435        250,511         63,218        59,968
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================
Sheila W. Wellington
      For                                                        9,581,830    10,830,939      7,472,299      3,509,375     2,378,879
      Withhold                                                     285,429       343,659        245,485         65,685        57,324
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================

TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT TO LENDING
      For                                                        6,903,606     7,329,776      5,307,115      2,215,804     1,355,955
      Against                                                      641,808       758,222        738,517        246,119       108,941
      Abstain                                                      375,230       390,384        224,228        147,775        93,367
      Broker Non-Vote                                            1,946,615     2,696,216      1,447,924        965,362       877,940
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================

TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT TO BORROWING
      For                                                        6,849,027     7,322,653      5,281,398      2,200,960     1,343,187
      Against                                                      676,339       751,611        741,567        250,799       120,126
      Abstain                                                      395,278       404,118        246,895        157,939        94,950
      Broker Non-Vote                                            1,946,615     2,696,216      1,447,924        965,362       877,940
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                      9,867,259    11,174,598      7,717,784      3,575,060     2,436,203
====================================================================================================================================


                                       11

                            Nuveen Select Tax-Free Income Portfolio (NXP)
                            Portfolio of
                                    INVESTMENTS September 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.1%

$         325   Alabama Housing Finance Authority, Single Family Mortgage             4/04 at 102.00         Aaa       $    334,360
                 Revenue Bonds, Collateralized Home Mortgage Program,
                 Series 1994A-1, 6.550%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.1%

        2,475   Alaska Municipal Bond Bank Authority, General Obligation Bonds,      12/13 at 100.00         AAA          2,607,412
                 Series 2003E, 5.250%, 12/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.1%

        3,325   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00          A3          3,792,628
                 Bonds, Series 2002A, 6.000%, 5/01/14

        4,750   State Public Works Board of the State of California, Lease            3/04 at 102.00         Aaa          4,965,318
                 Revenue Bonds, California Community Colleges Projects,
                 1994 Series B, 7.000%, 3/01/14 (Pre-refunded to 3/01/04)

        3,000   California State Public Works Board, Lease Revenue Bonds,            11/04 at 102.00         Aaa          3,249,660
                 Department of Corrections, California State Prison at Monterey
                 County - Soledad II, Series 1994A, 6.875%, 11/01/14
                 (Pre-refunded to 11/01/04)

        1,450   California Statewide Community Development Authority,                 2/04 at 101.00          A3          1,470,184
                 Hospital Revenue Certificates of Participation, Cedars-Sinai
                 Medical Center, Series 1992, 6.500%, 8/01/15

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,675,850
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,130   Department of Water and Power of the City of Los Angeles,             7/11 at 100.00         AAA          1,143,537
                 California, Waterworks Revenue Bonds, Series 2001A
                 Refunding, 5.125%, 7/01/41 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 13.1%

        3,000   Colorado Health Facilities Authority, Revenue Bonds, Catholic         9/12 at 100.00          AA          3,134,400
                 Health Initiatives, Series 2002A, 5.500%, 3/01/22

        1,000   Colorado Water Resources and Power Development Authority,            11/10 at 100.00         AAA          1,137,890
                 Small Water Resources Revenue Bonds, Series 2000A,
                 5.800%, 11/01/20 - FGIC Insured

        5,000   City and County of Denver, Colorado, Airport System Revenue          11/11 at 100.00         AAA          5,430,350
                 Refunding Bonds, Series 2001B, 5.625%, 11/15/17
                 (Alternative Minimum Tax) - FGIC Insured

       10,750   City and County of Denver, Colorado, Airport System Revenue             No Opt. Call           A         13,383,428
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

                Denver Convention Center Hotel Authority, Colorado, Convention
                Center Hotel Senior Revenue Bonds, Series 2003A:
        1,000    5.000%, 12/01/22 - XLCA Insured                                     12/13 at 100.00         AAA          1,033,370
        3,000    5.000%, 12/01/23 - XLCA Insured                                     12/13 at 100.00         AAA          3,063,390

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          1,188,150
                 Bonds, Series 2000A, 0.000%, 9/01/28 - MBIA Insured

        3,160   Northwest Parkway Public Highway Authority, Colorado, Revenue         6/11 at 102.00         AAA          3,481,498
                 Bonds, Senior Series 2001A, 5.500%, 6/15/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.5%

        1,000   District of Columbia, Hospital Revenue and Refunding Bonds            8/06 at 102.00         AAA          1,122,620
                 (Medlantic Healthcare Group, Inc. Issue), Series 1996A,
                 5.750%, 8/15/16 - MBIA Insured


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 7.0%

$         250   Escambia County, Florida, Pollution Control Revenue Bonds,           12/03 at 102.00         BBB       $    250,257
                 Champion International Corporation Project, Series 1993,
                 5.875%, 6/01/22 (Alternative Minimum Tax)

       10,000   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00          AA         10,626,300
                 Refunding Bonds, Series 2002-17 Issue 2, 5.000%, 10/01/17

        6,100   Jacksonville Electric Authority, Florida, St. John's River Power     10/03 at 100.00          AA          6,115,738
                 Park System Revenue Bonds, Issue Two, Series Nine
                 Refunding, 5.250%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.6%

        1,330   State of Hawaii, Certificates of Participation, Kapolei State        11/08 at 101.00         AAA          1,420,613
                 Office Building, 1998 Series A, 5.000%, 5/01/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 13.3%

                City of Chicago Heights, Illinois, General Obligation Corporate
                Purpose Bonds, Series 1993:
        3,820    5.650%, 12/01/15 - FGIC Insured                                     12/08 at 100.00         AAA          4,314,881
        2,600    5.650%, 12/01/17 - FGIC Insured                                     12/08 at 100.00         AAA          2,936,830

        2,500   City of Chicago, Illinois, Chicago O'Hare International Airport,        No Opt. Call          Ca            552,500
                 Special Facility Revenue Refunding Bonds, United Air Lines,
                 Inc. Project, Series 2001C, 6.300%, 5/01/16#

        1,000   Illinois Educational Facilities Authority, Revenue Bonds,             5/08 at 101.00           A          1,039,010
                 Midwestern University, Series 1998B, 5.500%, 5/15/18 -
                 ACA Insured

        2,365   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call      N/R***          2,663,865
                 Series 1992B (Evangelical Hospitals Corporation),
                 6.500%, 4/15/09

        1,320   Illinois Health Facilities Authority, Revenue Bonds, Decatur         10/11 at 100.00           A          1,398,936
                 Memorial Hospital, Series 2001, 5.600%, 10/01/16

        2,700   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest      7/12 at 100.00          A-          2,952,315
                 Hospital, Series 2002A, 6.000%, 7/01/17

        2,225   Illinois Health Facilities Authority, Revenue Bonds, Elmhurst         1/13 at 100.00          A2          2,455,688
                 Memorial Healthcare, Series 2002 Refunding,
                 6.250%, 1/01/17

          800   Illinois Housing Development Authority, Homeowner Mortgage            2/10 at 100.00          AA            857,504
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

        1,500   Illinois Housing Development Authority, Homeowner Mortgage            7/10 at 100.00          AA          1,613,925
                 Revenue Bonds, Series 1999-G1, 5.700%, 8/01/17

          600   Illinois Educational Facilities Authority, Student Housing Revenue    5/12 at 101.00        Baa2            604,524
                 Bonds, Educational Advancement Foundation Fund, University
                 Center Project, Series 2002, 6.000%, 5/01/22

        2,000   State of Illinois, General Obligation Bonds, Series of                8/04 at 102.00      Aa3***          2,120,520
                 August 1994, 5.875%, 8/01/14 (Pre-refunded
                 to 8/01/04)

        3,125   Metropolitan Pier and Exposition Authority, Illinois,                   No Opt. Call         AAA          1,664,125
                 McCormick Place Expansion Project Bonds, Series 1992A,
                 0.000%, 6/15/17 - FGIC Insured

        5,000   Metropolitan Pier and Exposition Authority, Illinois,                 6/12 at 101.00         AAA          5,192,550
                 McCormick Place Expansion Project Refunding Revenue
                 Bonds, Series 2002B, 5.000%, 6/15/21 - MBIA Insured

                Yorkville United City, Illinois, General Obligation Debt
                Certificates, Series 2003:
        1,000    5.000%, 12/15/19 - RAAI Insured                                     12/11 at 100.00          AA          1,021,880
        1,000    5.000%, 12/15/20 - RAAI Insured                                     12/11 at 100.00          AA          1,015,740


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 7.5%

        5,000   Duneland School Building Corporation, Indiana, First Mortgage         2/09 at 101.00         AAA          5,343,150
                 Bonds, Series 1999 Refunding, 5.125%, 2/01/18 -
                 MBIA Insured

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          2,524,660
                 Refunding Bonds, Series 1993, Columbus Regional Hospital,
                 7.000%, 8/15/15 - FSA Insured

        9,855   Indianapolis, Indiana, Local Public Improvement Bond Bank,            7/12 at 100.00         AAA         10,345,385
                 Series 2002A, Waterworks Project, 5.125%, 7/01/21 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.7%

        4,030   City of Wichita, Kansas, Revenue Bonds (CSJ Health System            11/03 at 100.00       A+***          4,052,367
                 of Wichita, Inc.), Series 1985 XXV (Remarketed),
                 7.200%, 10/01/15


                                       13


                            Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.9%

$       1,100   County of Jefferson, Kentucky, Health System Revenue Bonds,          10/08 at 101.00         AAA       $  1,160,280
                 Series 1998 (Alliant Health System, Inc.), 5.125%, 10/01/18 -
                 MBIA Insured

        3,230   Lexington-Fayette Urban County Government (Kentucky)                 11/04 at 102.00         AAA          3,493,697
                 Governmental Project Revenue Bonds, Series 1994 (University
                 of Kentucky Alumini Association, Inc. Commonwealth Library
                 Project), 6.750%, 11/01/15 (Pre-refunded to 11/01/04) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.2%

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-            558,920
                 Revenue Bonds, Partners HealthCare System Issue, Series C,
                 6.000%, 7/01/17

------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.5%

        2,900   Michigan State Hospital Finance Authority, Revenue Bond,             12/12 at 100.00         AA-          2,956,550
                 Trinity Health Credit, Series 2002C Refunding,
                 5.375%, 12/01/30

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         Ba3            634,960
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.125%, 8/15/18

------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.4%

          900   Minnesota Housing Finance Agency, Single Family Mortgage              7/08 at 101.00         AA+            940,392
                 Revenue Bonds, Series 1995A, 5.200%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.6%

        3,600   Calhoun County (Mississippi), Solid Waste Disposal Revenue            4/07 at 103.00         BBB          3,916,260
                 Bonds (Weyerhauser Company Project), Series 1992,
                 6.875%, 4/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 5.5%

        2,500   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          2,570,775
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

        6,025   Director of Nevada State Department of Business and Industry,         1/10 at 100.00         AAA          6,303,777
                 Revenue Bonds, Las Vegas Monorail Project, 1st Tier
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        4,070   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,         6/12 at 100.00         AAA          4,433,939
                 5.500%, 6/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.5%

        1,235   New Hampshire Housing Finance Authority, Single Family                5/11 at 100.00         Aa2          1,282,844
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%, 7/01/21
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.0%

        2,500   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00        Baa2          2,508,200
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/23

------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 2.9%

        5,170   The City of New York, New York, General Obligation Bonds,             8/04 at 101.50         Aaa          5,472,497
                 Fiscal 1995 Series A, 6.250%, 8/01/10 (Pre-refunded
                 to 8/01/04)

        1,600   Dormitory Authority of the State of New York, Mount Sinai             7/10 at 101.00         Ba1          1,624,080
                 NYU Health Obligated Group, Revenue Bonds, Series 2000A,
                 6.500%, 7/01/17

------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.8%

        1,880   Ohio Housing Finance Agency, Residential Mortgage Revenue             9/07 at 102.00         Aaa          1,992,668
                 Bonds, Series 1997A, Remarketed, 6.050%, 9/01/17
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.2%

          500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00        BBB+            497,765
                 Bonds, Widner University, Series 2003, 5.250%, 7/15/24
                 (WI, settling 10/01/03)


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.9%

$      10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-       $ 11,157,500
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19

        1,500   Lexington County Health Services District, South Carolina,           11/13 at 100.00           A          1,645,650
                 Hospital Revenue Bonds, Series 2003 Refunding and
                 Improvement, 6.000%, 11/01/18

        2,500   South Carolina Jobs Economic Development Authority, Revenue          11/12 at 100.00          A-          2,535,450
                 Bonds, Bon Secours Health System Inc, Series 2002A,
                 5.625%, 11/15/30

        1,500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          1,332,945
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 10.3%

        5,000   Brazos River Harbor Navigation District, Brazoria County, Texas,      5/12 at 101.00          A-          5,354,150
                 Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, 2002 Series A-6, 6.250%, 5/15/33
                 (Alternative Minimum Tax) (Mandatory put 5/15/17)

        2,000   Conroe Independent School District, Texas, Unlimited Tax              2/04 at 100.00         AAA          2,021,420
                 Schoolhouse and Refunding Bonds, Series 1993,
                 5.000%, 2/01/18

        6,150   Dallas Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA          6,590,463
                 General Obligation Bonds, Series 2002 Refunding,
                 5.250%, 2/15/20

        4,370   Harris County Health Facilities Development Corporation, Texas,       6/04 at 100.00       A3***          4,547,859
                 Hospital Revenue Bonds, Memorial Hospital System,
                 Series 1992, 7.125%, 6/01/15 (Pre-refunded to 6/01/04)

        2,300   Harris County, Texas, Health Facilities Development Corporation,     11/13 at 100.00         AAA          2,324,472
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                 5.000%, 11/15/30 - MBIA Insured

        3,500   Irving Independent School District, Dallas County, Texas,             2/12 at 100.00         AAA          3,524,815
                 General Obligation Bonds, Series 2002A Refunding,
                 5.000%, 2/15/31

                San Antonio, Texas, Water System Revenue Refunding Bonds,
                Series 1992:
           95    6.000%, 5/15/16 (Pre-refunded to 5/15/07) - MBIA Insured             5/07 at 100.00         AAA            109,032
          465    6.000%, 5/15/16 - MBIA Insured                                         No Opt. Call         AAA            548,495


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 8.4%

        5,700   Public Utility District No. 1 of Snohomish County, Washington,        1/04 at 100.00         Aaa          6,968,079
                 Generation System Revenue Bonds, Series 1989,
                 6.750%, 1/01/12

        3,000   Washington State Health Care Facilities Authority, Revenue           12/07 at 101.00         AAA          3,161,610
                 Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured

        9,750   Washington State Health Care Facilities Authority, Revenue           10/11 at 100.00         AAA         10,333,830
                 Bonds, Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.9%

        1,885   Marshall County, West Virginia, Special Obligation Refunding            No Opt. Call         AAA          2,240,492
                 Bonds, Series 1992, 6.500%, 5/15/10


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.3%

        4,400   Wisconsin Health and Educational Facilities Authority, Revenue        6/05 at 100.00         AAA          4,501,553
                 Bonds, Series 1993 (Hospital Sisters Services, Inc.
                 Obligated Group), 5.375%, 6/01/18 - MBIA Insured

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00           A          1,058,920
                 Bonds, Wheaton Franciscan Services, Series 2003A,
                 5.500%, 8/15/17

------------------------------------------------------------------------------------------------------------------------------------
$     228,310   Total Long-Term Investments (cost $223,020,006) - 97.3%                                                 236,601,647
=============-----------------------------------------------------------------------------------------------------------------------


                                       15


                            Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003 (Unaudited)
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION                                                                            RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.6%

$         500   Minnesota Higher Education Facilities Authority, Revenue Bonds,                           VMIG-1       $    500,000
                 Saint Olaf College, Series Five-H, Variable Rate Demand
                 Obligations, 1.200%, 10/01/30+

        1,000   Multnomah County, Oregon, Higher Education Revenue Bonds,                                 VMIG-1          1,000,000
                 Series 1999, Concordia University Project, Variable Rate
                 Demand Bonds, 1.250%, 12/01/29+
------------------------------------------------------------------------------------------------------------------------------------
$       1,500   Total Short-Term Investments (cost $1,500,000)                                                            1,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $224,520,006) - 97.9%                                                           238,101,647
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      4,961,328
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $243,062,975
                ====================================================================================================================


                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                      # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.


                                       16


                            Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                            Portfolio of
                                    INVESTMENTS September 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.6%

$       1,000   City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds,         10/11 at 100.00         AAA       $  1,059,200
                 Series 2002A Refunding and Construction,
                 5.000%, 10/01/19 - FSA Insured

        1,000   Sebastian County, Arkansas, Sparks Regional Medical Center,          11/11 at 101.00        Baa1            992,460
                 Public Health Facilities Board Hospital Revenue Improvement
                 Bonds, Series 2001A, 5.250%, 11/01/21

        2,000   Board of Trustees of The University of Arkansas at Fayetteville,     12/12 at 100.00         Aaa          2,028,660
                 Various Facilities Revenue Bonds, Series 2002,
                 5.000%, 12/01/32 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.9%

        3,325   California Department of Water Resources, Power Supply                5/12 at 101.00          A3          3,792,628
                 Revenue Bonds, Series 2002A, 6.000%, 5/01/14

        3,250   State Public Works Board of the State of California, Lease            3/04 at 102.00         Aaa          3,397,323
                 Revenue Bonds (California Community Colleges)
                 1994 Series B (Various Community College Projects),
                 7.000%, 3/01/14 (Pre-refunded to 3/01/04)

        2,000   State Public Works Board of the State of California, Lease              No Opt. Call         Aa2          2,281,700
                 Revenue Refunding Bonds (The Regents of the University of
                 California), 1993 Series A, 5.500%, 6/01/14

        5,000   California State Public Works Board, Lease Revenue Bonds,            11/04 at 102.00         Aaa          5,416,100
                 Department of Corrections, California State Prison at
                 Monterey County - Soledad II, Series 1994A, 6.875%, 11/01/14
                 (Pre-refunded to 11/01/04)

          500   State Public Works Board of the State of California, Lease           12/08 at 101.00        Baa1            526,385
                 Revenue Refunding Bonds, California Community Colleges
                 Projects, 1998 Series A, 5.250%, 12/01/16

          500   City of Contra Costa Water District, California, Water Revenue       10/07 at 100.00          AA            533,115
                 Bonds, Refunding Series 1997 H, 5.000%, 10/01/17

          500   Contra Costa County, California, Refunding Certificates of           11/07 at 102.00         AAA            548,415
                 Participation, Merrithew Memorial Hospital Replacement
                 Project, Series 1997, 5.375%, 11/01/17 - MBIA Insured

        1,000   City of Fresno, California, Health Facility Revenue Bonds,           12/03 at 102.00         AAA          1,026,840
                 Series 1993B (Holy Cross Health System Corporation),
                 5.625%, 12/01/15 - MBIA Insured

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,675,850
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.7%

        3,000   Colorado Health Facilities Authority, Revenue Bonds, Catholic         9/12 at 100.00          AA          3,134,400
                 Health Initiatives, Series 2002A, 5.500%, 3/01/22

        5,000   City and County of Denver, Colorado, Airport System Revenue          11/11 at 100.00         AAA          5,430,350
                 Refunding Bonds, Series 2001B, 5.625%, 11/15/17 (Alternative
                 Minimum Tax) - FGIC Insured

        3,185   City and County of Denver, Colorado, Airport System Revenue             No Opt. Call           A          3,965,229
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Convention       12/13 at 100.00         AAA          3,063,390
                 Center Hotel Senior Revenue Bonds, Series 2003A,
                 5.000%, 12/01/23 - XLCA Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA          1,670,450
                 Bonds, 2000 Series B, 0.000%, 9/01/24 - MBIA Insured

        5,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 31.42         AAA          1,188,150
                 Series 2000A, 0.000%, 9/01/28 - MBIA Insured

        1,100   University of Colorado Hospital Authority, Hospital Revenue          11/11 at 100.00          A3          1,122,572
                 Bonds, Series 2001A, 5.600%, 11/15/31


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.2%

          500   District of Columbia, Hospital Revenue and Refunding Bonds            8/06 at 102.00         AAA            561,310
                 (Medlantic Healthcare Group, Inc. Issue), Series 1996A,
                 5.750%, 8/15/16 - MBIA Insured


                                       17


                            Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.4%

$       6,060   Jacksonville Electric Authority, Florida, St. John's River Power     10/03 at 100.00          AA       $  6,075,635
                 Park System Revenue Bonds, Issue Two, Series Nine
                 Refunding, 5.250%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.5%

        1,100   State of Hawaii, Certificates of Participation, Kapolei State        11/08 at 101.00         AAA          1,174,943
                 Office Building, 1998 Series A, 5.000%, 5/01/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 17.3%

        8,420   Chicago Metropolitan Housing Development Corporation                  1/04 at 101.00          AA          8,517,251
                 (Illinois), Housing Development Revenue Refunding Bonds
                 (FHA-Insured Mortgage Loans-Section 8 Assisted Projects),
                 Series 1992A, 6.800%, 7/01/17

        2,400   City of Chicago, Illinois, Chicago O'Hare International Airport,        No Opt. Call          Ca            530,400
                 Special Facility Revenue Refunding Bonds, United Air Lines,
                 Inc. Project, Series 2001C, 6.300%, 5/01/16#

          250   Illinois Development Finance Authority, Economic Development          8/08 at 100.00        Baa2            260,390
                 Revenue Bonds, Latin School of Chicago Project, Series 1998,
                 5.200%, 8/01/11

        2,500   Illinois Educational Facilities Authority, Revenue Bonds,            12/03 at 102.00         BBB          2,541,525
                 Series 1993 (Columbia College), 6.125%, 12/01/18

                Illinois Educational Facilities Authority Revenue Refunding Bonds,
                Columbia College, Series 1992:
        2,610    6.875%, 12/01/17 (Pre-refunded to 12/01/04)                         12/04 at 100.00      N/R***          2,784,870
        1,140    6.875%, 12/01/17                                                    12/04 at 100.00         BBB          1,165,445

        3,000   Illinois Health Facilities Authority, Revenue Bonds, Rush-           11/03 at 102.00         AAA          3,073,200
                 Presbyterian-Saint Luke's Medical Center Obligated Group,
                 Series 1993, 5.250%, 11/15/20 - MBIA Insured

        2,255   Illinois Health Facilities Authority, Revenue Bonds,                  7/12 at 100.00          A-          2,436,866
                 Lake Forest Hospital, Series 2002A, 6.250%, 7/01/22

        1,900   Illinois Housing Development Authority, Homeowner Mortgage            2/10 at 100.00          AA          2,036,572
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

          600   Illinois Educational Facilities Authority, Student Housing Revenue    5/12 at 101.00        Baa2            604,524
                 Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.000%, 5/01/22

        5,700   State of Illinois, Sales Tax Revenue Bonds, FIRST                     6/13 at 100.00         AAA          5,896,821
                 Series 2002, 5.000%, 6/15/22

           45   Metropolitan Pier and Exposition Authority (Illinois), McCormick     12/03 at 102.00          A1             45,977
                 Place Expansion Project Bonds, Series 1992A, 6.500%, 6/15/22

        7,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/12 at 101.00         AAA          7,269,570
                 Place Expansion Project Refunding Revenue Bonds, Series 2002B,
                 5.000%, 6/15/21 - MBIA Insured

        5,045   Sauk Village, Illinois, General Obligation Alternate Revenue         12/12 at 100.00          AA          5,076,027
                 Source Bonds, Series 2002A, Tax Increment,
                 5.000%, 6/01/22 - RAAI Insured

                Sauk Village, Illinois, General Obligation Alternate Revenue
                Source Bonds, Series 2002B, Tax Increment:
        1,060    0.000%, 12/01/17 - RAAI Insured                                        No Opt. Call          AA            513,570
        1,135    0.000%, 12/01/18 - RAAI Insured                                        No Opt. Call          AA            513,463

        1,000   Yorkville United City, Illinois, General Obligation Debt             12/11 at 100.00          AA          1,010,320
                 Certificates, Series 2003, 5.000%, 12/15/21 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.6%

        4,380   Indiana Municipal Power Agency, Power Supply System Revenue           1/12 at 100.00         AAA          4,569,128
                 Bonds, Series 2002A, 5.125%, 1/01/21 - AMBAC Insured

        2,000   Indiana Housing Finance Authority, Single Family Mortgage             7/11 at 100.00         Aaa          2,054,940
                 Revenue Bonds, 2002 Series C-2, 5.250%, 7/01/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.4%

                Tobacco Settlement Authority, Iowa, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        1,000    5.300%, 6/01/25                                                      6/11 at 101.00         BBB            778,900
        3,500    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          2,687,160


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.2%

$       3,000   Louisiana Public Facilities Authority, Revenue Bonds, Tulane          7/12 at 100.00         AAA       $  3,075,690
                 University, Series 2002A, 5.125%, 7/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.8%

        4,000   Massachusetts Health and Educational Facilities Authority,           11/03 at 102.00         AAA          4,097,360
                 Revenue Bonds, Cape Cod Health Systems, Inc. Issue,
                 Series A, 5.250%, 11/15/21 - CONNIE LEE/AMBAC Insured

        3,000   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+          3,102,510
                 Revenue Bonds, Berkshire Health System Issue, Series 2001E,
                 6.250%, 10/01/31

        2,090   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          2,356,224
                 Bonds, 1993 Series C, 5.250%, 12/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.0%

        2,900   Michigan State Hospital Finance Authority, Revenue Bond,             12/12 at 100.00         AA-          2,956,550
                 Trinity Health Credit, Series 2002C Refunding, 5.375%, 12/01/30

        2,000   Plymouth-Canton Community Schools, Counties of Wayne and              5/09 at 100.00         AAA          2,060,720
                 Washtenaw, State of Michigan, School Building and Site Bonds
                 (General Obligation-Unlimited Tax), Series 1999, 4.750%, 5/01/18


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 5.7%

          500   Clark County, Nevada, General Obligation Limited Tax Las Vegas        7/06 at 101.00         AAA            547,260
                 Convention and Visitors Authority Bonds, Series 1996,
                 5.500%, 7/01/17 - MBIA Insured

       13,250   Director of Nevada State Department of Business and Industry,         1/10 at 100.00         AAA         13,863,078
                 Revenue Bonds, Las Vegas Monorail Project, 1st Tier
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.0%

        2,500   New Jersey Health Care Facilities Financing Authority, Revenue        7/13 at 100.00        Baa2          2,508,200
                 Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/23


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 5.1%

        2,700   Dormitory Authority of the State of New York, Mount Sinai NYU         7/10 at 101.00         Ba1          2,740,635
                 Health Obligated Group Revenue Bonds, Series 2000A,
                 6.500%, 7/01/17

        4,000   New York State Medical Care Facilities Finance Agency                 2/05 at 102.00         AAA          4,388,360
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05) -
                 AMBAC Insured

        5,000   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-          5,861,150
                 Center Bonds, Series E, 7.250%, 1/01/10


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.8%

        1,500   The Charlotte-Mecklenburg Hospital Authority, North Carolina,         1/11 at 101.00          AA          1,502,415
                 Health Care System Revenue Bonds,  Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        5,500   North Carolina Eastern Municipal Power Agency, Power System           1/04 at 101.00         BBB          5,565,450
                 Revenue Bonds, Series 1993-D, 5.600%, 1/01/16


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.2%

        2,800   County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia             8/05 at 102.00         AAA          3,120,292
                 Health System), Series 1995, 6.250%, 8/15/14
                 (Pre-refunded to 8/15/05)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.2%

        1,000   Dauphin County General Authority (Pennsylvania), Health System        2/09 at 101.00         AAA          1,057,490
                 Revenue Bonds, Series 1999 (Pinnacle Health System
                 Project), 5.125%, 8/15/17 - MBIA Insured

        1,000   Philadelphia Authority for Industrial Development, Pennsylvania,      7/11 at 101.00         AAA          1,085,180
                 Airport Revenue Bonds, Philadelphia Airport System Project,
                 Series 2001A, 5.500%, 7/01/17 (Alternative Minimum Tax) -
                 FGIC Insured

        3,250   Philadelphia School District, Pennsylvania, General Obligation        2/12 at 100.00         AAA          3,440,027
                 Bonds, Series 2002A, 5.500%, 2/01/31 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.6%

        5,000   Tobacco Settlement Financing Corporation of Rhode Island,             6/12 at 100.00         BBB          4,142,350
                 Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42


                                       19


                            Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.4%

$       4,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-       $  4,463,000
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19

        2,500   Lexington County Health Services District, South Carolina,           11/13 at 100.00           A          2,742,750
                 Hospital Revenue Bonds, Series 2003 Refunding and
                 Improvement, 6.000%, 11/01/18

        8,240   South Carolina Public Service Authority, Revenue Bonds,               1/06 at 102.00         AAA          8,990,005
                 1996 Refunding Series A, 5.750%, 1/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 15.4%

        3,275   Bexar County (Texas), Health Facilities Development Corporation,      8/04 at 102.00         AAA          3,507,034
                 Hospital Revenue Bonds (Baptist Memorial Hospital System
                 Project), Series 1994, 6.900%, 2/15/14 (Pre-refunded
                 to 8/15/04) - MBIA Insured

        4,000   Brazos River Harbor Navigation District, Brazoria County, Texas,      5/12 at 101.00          A-          4,283,320
                 Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, 2002 Series A-6, 6.250%, 5/15/33 (Alternative
                 Minimum Tax) (Mandatory put 5/15/17)

        4,590   Cleveland Housing Corporation (Texas), Mortgage Revenue               1/04 at 100.00         AAA          4,595,967
                 Refunding Bonds, Series 1992-C (FHA-Insured Section 8),
                 7.375%, 7/01/24 - MBIA Insured

        2,500   Harris County Health Facilities Development Corporation, Texas,      10/05 at 102.00         AAA          2,854,125
                 Hospital Revenue Bonds, Texas Children's Hospital, Series 1995,
                 5.500%, 10/01/16 - MBIA Insured

        3,000   Harris County, Texas, Health Facilities Development Corporation,     11/13 at 100.00         AAA          3,031,920
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                 5.000%, 11/15/30 - MBIA Insured

        2,000   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/12 at 100.00         AAA          2,142,160
                 Bonds, Series 2002A, 5.625%, 7/01/20 (Alternative Minimum
                 Tax) - FSA Insured

        3,125   Katy Independent School District, Harris Fort Bend, and Waller        2/12 at 100.00         AAA          3,146,938
                 Counties, Texas, General Obligation Bonds, Series 2002A,
                 5.000%, 2/15/32

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA          5,155,175
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured

        8,900   Texas Turnpike Authority, Dallas North Tollway System Revenue         1/06 at 102.00         AAA          9,495,677
                 Bonds, Series 1995 (President George Bush Turnpike),
                 5.250%, 1/01/23 - FGIC Insured

        1,000   Texas Water Development Board, State Revolving Fund, Senior           1/07 at 100.00         AAA          1,076,540
                 Lien Revenue Bonds, Series 1996B, 5.125%, 7/15/18


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.7%

        3,000   Vermont Housing Finance Agency, Multifamily Housing Bonds,            2/09 at 100.00         AAA          3,158,310
                 Series 1999C, 5.800%, 8/15/16 - FSA Insured

        3,600   Vermont Industrial Development Authority, Industrial Development      3/04 at 101.00           A          3,641,832
                 Revenue Refunding Bonds, Stanley Works Inc. Project,
                 Series 1992, 6.750%, 9/01/10


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.6%

        2,000   Washington State Health Care Facilities Authority, Revenue           12/07 at 101.00         AAA          2,107,740
                 Bonds, Catholic Health Initiatives, Series 1997A,
                 5.125%, 12/01/17 - MBIA Insured

        6,715   Washington State Health Care Facilities Authority, Revenue           10/11 at 100.00         AAA          7,117,092
                 Bonds, Providence Health System, Series 2001A,
                 5.125%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.0%

        4,000   Wisconsin Housing and Economic Development Authority,                 3/12 at 100.00          AA          4,137,600
                 Home Ownership Revenue Bonds, 2002 Series G,
                 4.850%, 9/01/17

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00           A          1,050,060
                 Bonds, Wheaton Franciscan Services,  Series 2003A,
                 5.500%, 8/15/18

------------------------------------------------------------------------------------------------------------------------------------
$     250,145   Total Long-Term Investments (cost$ 242,379,119) - 98.3%                                                 250,200,210
=============-----------------------------------------------------------------------------------------------------------------------


                                       20

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION                                                                            RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.4%

$       1,000   Multnomah County, Oregon, Higher Education Revenue Bonds,                                 VMIG-1       $  1,000,000
                 Series 1999, Concordia University Project, Variable Rate
                 Demand Bonds, 1.250%, 12/01/29+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $243,379,119) - 98.7%                                                           251,200,210
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      3,294,926
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $254,495,136
                ====================================================================================================================


                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                      # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.


                                       21


                            Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                            Portfolio of
                                    INVESTMENTS September 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.3%

$         500   Marshall County Health Care Authority, Alabama, Revenue Bonds,        1/12 at 101.00          A-       $    541,415
                 Series 2002A, 6.250%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 6.8%

        2,105   Azusa Unified School District, Los Angeles County, California,        7/12 at 100.00         AAA          2,261,317
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/21 -
                 FSA Insured

        3,350   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00          A3          3,821,144
                 Bonds, Series 2002A, 6.000%, 5/01/14

        3,000   California State Public Works Board, Lease Revenue Bonds,            11/04 at 102.00         Aaa          3,249,660
                 Department of Corrections, California State Prison at Monterey
                 County - Soledad II, Series 1994A, 6.875%, 11/01/14
                 (Pre-refunded to 11/01/04)

          500   City of Fresno, California, Health Facility Revenue Refunding        12/03 at 102.00         AAA            513,360
                 Bonds, Series 1993A (Holy Cross Health System Corporation),
                 5.625%, 12/01/18 - MBIA Insured

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,675,850
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.7%

        4,000   Colorado Health Facilities Authority, Revenue Bonds, Catholic         9/12 at 100.00          AA          4,179,200
                 Health Initiatives, Series 2002A, 5.500%, 3/01/22

        2,700   City and County of Denver, Colorado, Airport System Revenue             No Opt. Call           A          3,361,419
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        3,000   Denver Convention Center Hotel Authority, Colorado, Convention       12/13 at 100.00         AAA          3,056,100
                 Center Hotel Senior Revenue Bonds, Series 2003A,
                 5.000%, 12/01/24 - XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

          250   State of Connecticut, Health and Educational Facilities               1/04 at 101.00         AAA            253,657
                 Authority, Revenue Bonds, Bridgeport Hospital Issue, Series A,
                 6.625%, 7/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.9%

          235   District of Columbia, Washington D.C. General Obligation                No Opt. Call         AAA            282,653
                 Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 -
                 MBIA Insured

        1,305   District of Columbia, Washington D.C. General Obligation Bonds,      12/03 at 102.00         AAA          1,355,921
                 Series 1993E, 6.000%, 6/01/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.0%

        4,000   JEA, Florida, Electric System Revenue Bonds, Series 2002D            10/07 at 100.00         AA-          3,915,800
                 Subordinate Lien, 4.625%, 10/01/22

        5,020   JEA, Florida, St. John's River Power Park System, Florida,           10/11 at 100.00          AA          5,292,285
                 Revenue Refunding Bonds, Series 2002-17 Issue 2,
                 5.000%, 10/01/18


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 21.7%

        3,000   Village of Bryant, Illinois, Pollution Control Revenue Refunding      2/04 at 100.00          A2          2,946,270
                 Bonds (Central Illinois Light Company Project) Series 1992,
                 6.500%, 2/01/18

        2,475   Chicago Metropolitan Housing Development Corporation                  1/04 at 101.00          AA          2,503,091
                 (Illinois), Housing Development Revenue Refunding Bonds
                 (FHA-Insured Mortgage Loans-Section 8 Assisted Projects),
                 Series 1992A, 6.850%, 7/01/22

        2,550   City of Chicago, Illinois, Mortgage Revenue Bonds, Series 1992       12/03 at 101.00         AAA          2,576,061
                 (FHA-Insured Mortgage Loan-Lakeview Towers Project),
                 6.600%, 12/01/20

          700   City of Chicago, Illinois, Chicago O'Hare International Airport,        No Opt. Call          Ca            154,700
                 Special Facility Revenue Refunding Bonds, United Air
                 Lines, Inc. Project, Series 2001C, 6.300%, 5/01/16#


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,930   Illinois Development Finance Authority, Revenue Bonds,                5/11 at 101.00        BBB+       $  2,061,645
                 Midwestern University, Series 2001B, 5.750%, 5/15/16

        1,500   Illinois Health Facilities Authority, Revenue Bonds,                    No Opt. Call      N/R***          1,803,330
                 Series 1992C (Evangelical Hospitals Corporation),
                 6.250%, 4/15/22

        4,000   Illinois Health Facilities Authority, Revenue Bonds,                  9/06 at 100.00         AAA          4,589,800
                 Series 1992B (Franciscan Sisters Health Care Corporation
                 Project), 6.625%, 9/01/13 (Pre-refunded to 9/01/06) -
                 MBIA Insured

        4,470   Illinois Health Facilities Authority, Revenue Bonds, University       8/11 at 103.00         Aa1          4,898,986
                 of Chicago Project, Series 1985A Remarketed,
                 5.500%, 8/01/20

        2,225   Illinois Health Facilities Authority, Revenue Bonds, Elmhurst         1/13 at 100.00          A2          2,455,688
                 Memorial Healthcare, Series 2002 Refunding,
                 6.250%, 1/01/17

          620   Illinois Housing Development Authority, Homeowner                     2/10 at 100.00          AA            664,566
                 Mortgage Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

        5,700   State of Illinois, Sales Tax Revenue Bonds,                           6/13 at 100.00         AAA          5,896,821
                 FIRST Series 2002, 5.000%, 6/15/22

        2,000   State of Illinois, Build Illinois Bonds, Sales Tax Revenue Bonds,     6/07 at 101.00         AAA          2,222,120
                 Series X, 5.600%, 6/15/17

        6,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/12 at 101.00         AAA          6,231,060
                 Place Expansion Project Refunding Revenue Bonds,
                 Series 2002B, 5.000%, 6/15/21 - MBIA Insured

        1,000   Yorkville United City, Illinois, General Obligation Debt             12/11 at 100.00          AA          1,005,610
                 Certificates, Series 2003, 5.000%, 12/15/22 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.5%

        3,500   Indiana Health Facility Financing Authority, Hospital Revenue         9/11 at 100.00          A+          3,565,660
                 Bonds, Series 2001, The Methodist Hospital Inc,
                 5.375%, 9/15/22

        2,000   The Indianapolis, Indiana, Local Public Improvement Bond Bank,        7/12 at 100.00         AAA          2,068,600
                 Series 2002A, Waterworks Project, 5.250%, 7/01/33 -
                 MBIA Insured

        2,725   Warrick County, Indiana, Adjustable Rate Environmental               11/03 at 102.00          A-          2,771,516
                 Improvement Revenue Bonds 1993 Series B (Southern Indiana
                 Gas and Electric Company Project), 6.000%, 5/01/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.7%

                Tobacco Settlement Authority, Iowa, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        3,500    5.300%, 6/01/25                                                      6/11 at 101.00         BBB          2,726,150
        2,850    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          2,188,116


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.3%

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-            558,920
                 Revenue Bonds, Partners HealthCare System Issue,
                 Series C, 6.000%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 9.4%

        4,000   Michigan State Housing Development Authority, Single Family           6/06 at 102.00         AA+          4,210,880
                 Mortgage Revenue Bonds, 1996 Series C, 5.950%, 12/01/17

          235   Michigan State Hospital Finance Authority, Revenue and                2/04 at 102.00         Ba3            174,163
                 Refunding Bonds, Detroit Medical Center Obligated Group,
                 Series 1993A, 6.500%, 8/15/18

        2,900   Michigan State Hospital Finance Authority, Revenue Bonds,            12/12 at 100.00         AA-          2,956,550
                 Trinity Health Credit, Series 2002C Refunding,
                 5.375%, 12/01/30

        8,240   Michigan State Housing Development Authority, Limited                 3/04 at 102.00         AAA          8,466,682
                 Obligation Multifamily Housing Revenue Bonds, Greenwood
                 Villa Project, Series 1992, 6.625%, 9/15/17 - FSA Insured

        1,600   Plymouth-Canton Community Schools, Counties of Wayne                  5/09 at 100.00         AAA          1,648,576
                 and Washtenaw, State of Michigan, School Building and
                 Site Bonds (General Obligation-Unlimited Tax), Series 1999,
                 4.750%, 5/01/18

------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9%

        3,500   Nebraska Public Power District, General Revenue Bonds,                1/13 at 100.00         AAA          3,537,205
                 Series 2002B, 5.000%, 1/01/33 - AMBAC Insured


                                       23


                            Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.9%

$       4,000   Director of Nevada State Department of Business and Industry,         1/10 at 100.00         AAA       $  4,185,080
                 Revenue Bonds, Las Vegas Monorail Project, 1st Tier
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        4,510   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,         6/12 at 100.00         AAA          4,886,044
                 5.500%, 6/01/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.8%

        1,510   New Hampshire Housing Finance Authority, Single Family                5/11 at 100.00         Aa2          1,568,497
                 Mortgage Acquisition Bonds, Series 2001A,
                 5.600%, 7/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.6%

        2,335   Long Island Power Authority, New York, Electric System General        9/11 at 100.00          A-          2,407,759
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/21

           35   The City of New York, New York, General Obligation Bonds,             2/04 at 100.00           A             35,408
                 Fiscal 1992 Series B, 7.000%, 2/01/18

        2,130   Dormitory Authority of the State of New York, City University           No Opt. Call          A3          2,587,119
                 System Consolidated, Second General Resolution Revenue
                 Bonds, Series 1990C, 7.500%, 7/01/10

        1,485   New York State Medical Care Facilities Finance Agency,                8/04 at 100.00         AAA          1,552,464
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1992 Series C, 6.250%, 8/15/12 (Pre-refunded
                 to 8/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 4.3%

        5,000   North Carolina Municipal Power Agency Number 1, Catawba               1/13 at 100.00         AAA          5,464,900
                 Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/18 -
                 MBIA Insured

        2,345   Piedmont Triad Airport Authority, North Carolina, Airport             7/11 at 101.00         AAA          2,568,174
                 Revenue Bonds, Series 2001A, 5.250%, 7/01/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.5%

        2,435   Dauphin County, Pennsylvania, Industrial Development Authority,         No Opt. Call          A-          3,024,660
                 Water Development Refunding Revenue Bonds, Series 1992B
                 (Dauphin Consolidates Water Supply Company),
                 6.700%, 6/01/17

          500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00        BBB+            497,765
                 Bonds, Widner University, Series 2003, 5.250%, 7/15/24
                 (WI, settling 10/01/03)

        1,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,085,180
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.500%, 7/01/17 (Alternative
                 Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.3%

        1,500   Lexington County Health Services District, South Carolina,           11/13 at 100.00           A          1,645,650
                 Hospital Revenue Bonds, Series 2003 Refunding and
                 Improvement, 6.000%, 11/01/18

        2,500   South Carolina Jobs Economic Development Authority, Revenue          11/12 at 100.00          A-          2,535,450
                 Bonds, Bon Secours Health System Inc, Series 2002A,
                 5.625%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.1%

        2,000   Knox County Health, Educational, and Housing Facilities Board,        4/12 at 101.00        Baa2          2,057,480
                 Tennessee, Hospital Facilities Revenue Bonds, Baptist
                 Health System of East Tennessee, Series 2002,
                 6.375%, 4/15/22

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 14.0%

        3,755   Grand Prairie Industrial Development Authority, Texas,               12/03 at 101.00           A          3,845,871
                 Industrial Development Revenue Refunding Bonds,
                 Series 1992 (Baxter International Inc. Project), 6.550%, 12/01/12

        2,500   Harris County Health Facilities Development Corporation,             10/04 at 101.00         AAA          2,657,850
                 Texas, Hospital Revenue Bonds, Hermann Hospital,
                 Series 1994, 6.375%, 10/01/17 (Pre-refunded to 10/01/04) -
                 MBIA Insured

        2,500   Harris County, Texas, Health Facilities Development                  11/13 at 100.00         AAA          2,526,600
                 Corporation, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        3,000   City of Houston, Texas, Airport System Subordinate Lien               7/12 at 100.00         AAA          3,316,530
                 Revenue Bonds, Series 2002B, 5.500%, 7/01/18

        3,125   Katy Independent School District, Harris, Fort Bend, and Waller       2/12 at 100.00         AAA          3,146,938
                 Counties, Texas, General Obligation Bonds, Series 2002A,
                 5.000%, 2/15/32


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,000   North Central Texas Health Facilities Development Corporation,        5/06 at 102.00         AA-       $  5,172,650
                 Hospital Revenue Refunding Bonds, Baylor Health Care System
                 Project, Series 1995, 5.250%, 5/15/16

        4,750   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA          5,155,175
                 System Revenue Refunding Bonds, Series 2002A,
                 5.500%, 10/01/17 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.9%

        1,710   Intermountain Power Agency (Utah), Power Revenue Refunding            7/06 at 102.00          A+          1,739,874
                 Bonds, 1996 Series D, 5.000%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 2.1%

        3,880   State of Washington, General Obligation Bonds, Series 1993A,         10/03 at 100.00         AA+          3,880,737
                 4.500%, 10/01/18


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.4%

        2,500   Berkeley County Building Commission (West Virginia), Hospital        11/03 at 101.00        BBB-          2,504,024
                 Revenue Bonds (City Hospital Project), Series 1992,
                 6.500%, 11/01/09
------------------------------------------------------------------------------------------------------------------------------------
$     172,690   Total Long-Term Investments (cost $174,053,115) - 97.2%                                                 179,690,426
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5%

        1,000   Alachua County Health Facilities Authority, Florida, Continuing                           VMIG-1          1,000,000
                 Care Retirement Community Bonds, Oak Hammock Project,
                 Variable Rate Demand Obligations, Series 2002A,
                 1.200%, 10/01/32+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $175,053,115) - 97.7%                                                           180,690,426
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      4,243,569
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $184,933,995
                ====================================================================================================================


                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                      # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       25


                            Nuveen California Select Tax-Free Income Portfolio (NXC)
                            Portfolio of
                                    INVESTMENTS September 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.0%

$       2,000   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00         BBB        $ 1,837,380
                 Settlement Asset-Backed Revenue Bonds, Fresno County
                 Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.3%

        1,410   California Educational Facilities Authority, Refunding Revenue       10/03 at 100.00         AAA          1,415,612
                 Bonds, Series 1992 (Loyola Marymount University),
                 6.000%, 10/01/14 - MBIA Insured

        1,000   California Educational Facilities Authority, Revenue Bonds,          12/09 at 101.00         AAA          1,023,840
                 Stanford University, Series 1999P, 5.000%, 12/01/23

          750   California Educational Facilities Authority, Revenue Bonds,           8/09 at 100.00          A1            778,523
                 Pepperdine University, Series 2002A, 5.500%, 8/01/32

        2,600   California Educational Facilities Authority, Revenue Bonds,          11/11 at 100.00          A2          2,706,704
                 University of the Pacific, Series 2002, 5.250%, 11/01/21

        1,000   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,042,150
                 University of San Diego, Series 2002A, 5.500%, 10/01/32

        3,000   California Infrastructure and Economic Development Bank,             10/11 at 101.00          A-          3,221,220
                 Revenue Bonds, Series 2001, The J. David Gladstone
                 Institutes Project, 5.500%, 10/01/19

        2,000   California State Public Works Board, Lease Revenue Bonds,            10/12 at 100.00         AAA          2,056,200
                 University of California System, Series 2002A,
                 5.000%, 10/01/22

          750   California Statewide Community Development Authority,                 8/12 at 100.00           A            781,088
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.6%

        2,500   California Health Facilities Financing Authority, Insured Hospital   10/03 at 101.00         AAA          2,588,350
                 Revenue Bonds (Scripps Memorial Hospitals), Series 1992A,
                 6.400%, 10/01/12 - MBIA Insured

        2,000   California Infrastructure and Economic Development Bank,              8/11 at 102.00           A          2,042,560
                 Revenue Bonds, Kaiser Hospital Assistance I - LLC,
                 Series 2001A, 5.550%, 8/01/31

        1,880   California Statewide Communities Development Authority,               6/07 at 101.00         AAA          2,075,520
                 Revenue Bonds (Los Angeles Orthopaedic Hospital Foundation
                 and Orthopaedic Hospital) Series 2000, 5.500%, 6/01/17 -
                 AMBAC Insured

        1,500   California Statewide Communities Development Authority,              11/09 at 102.00         BBB          1,522,020
                 Insured Mortgage Hospital Revenue Bonds, Mission Community
                 Hospital, Series 2001, 5.375%, 11/01/26

        4,000   California Statewide Community Developmemt Authority,                 6/13 at 100.00         AAA          4,325,760
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

          790   Central California Joint Powers Health Financing Authority,           2/04 at 100.00        Baa2            750,034
                 Certificates of Participation, Community Hospitals of Central
                 California, Series 1993, 5.000%, 2/01/23


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        1,500   ABAG Finance Authority for Nonprofit Corporations, California,       11/12 at 100.00         BBB          1,531,710
                 Insured Senior Living Revenue Bonds, Odd Fellows Home of
                 California, Series 2003A, 5.200%, 11/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 20.2%

        2,000   Antelope Valley Union High School District, Los Angeles County,       8/12 at 101.00         AAA          2,033,300
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 2/01/27 - MBIA Insured

        1,500   Beverly Hills Unified School District, Los Angeles County,            8/12 at 100.00          AA          1,521,840
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26

        1,450   State of California, General Obligation Bonds, Series 2003,           8/13 at 100.00          A3          1,506,927
                 5.250%, 2/01/21


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Golden West Schools Financing Authority, California, Revenue
                Bonds, 1999 Series A (School District General Obligation
                Refunding Program):
$       4,650    0.000%, 8/01/16 - MBIA Insured                                         No Opt. Call         AAA        $ 2,601,861
        1,750    0.000%, 2/01/17 - MBIA Insured                                         No Opt. Call         AAA            944,895
        2,375    0.000%, 8/01/17 - MBIA Insured                                         No Opt. Call         AAA          1,253,074
        2,345    0.000%, 2/01/18 - MBIA Insured                                         No Opt. Call         AAA          1,192,175

                Mountain View-Los Altos Union High School District, County of
                Santa Clara, California, General Obligation Capital Appreciation
                Bonds, 1995 Series C:
        1,015    0.000%, 5/01/17 - MBIA Insured                                         No Opt. Call         AAA            543,908
        1,080    0.000%, 5/01/18 - MBIA Insured                                         No Opt. Call         AAA            544,946

        2,000   North Orange County Community College District, California,           8/12 at 101.00         AAA          2,069,800
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/22 -
                 MBIA Insured

        4,000   City of Oakland, Alameda County, California, General Obligation      12/03 at 101.00         AAA          4,055,400
                 Bonds, Series 1992, 6.000%, 6/15/17 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 5.9%

        3,500   State Public Works Board of the State of California, Lease              No Opt. Call         AAA          4,348,120
                 Revenue Bonds, Department of Corrections, 1991 Series A,
                 Calipatria State Prison in Imperial County, 6.500%, 9/01/17 -
                 MBIA Insured

        1,000   Santa Clara County Board of Education, California, Certificates       4/12 at 101.00         AAA          1,015,500
                 of Participation, Series 2002, 5.000%, 4/01/25 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 15.2%

        1,150   Foothill-Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,052,561
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        5,000   Los Angeles Harbors Department, California, Revenue Refunding         8/11 at 100.00         AAA          5,407,350
                 Bonds, Series 2001B, 5.500%, 8/01/17 (Alternative Minimum
                 Tax) - AMBAC Insured

        3,675   Palm Springs Financing Authority, California, Palm Springs            1/04 at 100.00         AAA          3,717,299
                 Regional Airport, Revenue Bonds, Series 1992,
                 6.000%, 1/01/12 (Alternative Minimum Tax) -
                 MBIA Insured

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,074,300
                 5.250%, 11/01/20 - FGIC Insured

        2,500   Port of Oakland, California, Revenue Bonds, Series 2002N,            11/12 at 100.00         AAA          2,544,650
                 5.000%, 11/01/22 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 4.7%

        4,000   San Diego County, California, Certificates of Participation,          8/04 at 102.00         AAA          4,271,280
                 Inmate Reception Center and Cooling Plant Financing,
                 6.750%, 8/01/14 (Pre-refunded to 8/01/04) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.2%

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,000    5.750%, 5/01/17                                                      5/12 at 101.00          A3          2,217,880
        2,000    5.125%, 5/01/19                                                      5/12 at 101.00          A3          2,079,780

        2,550   M-S-R Public Power Agency (California), San Juan Project Revenue      1/04 at 100.00         AAA          2,579,884
                 Bonds, Series 1991E, 6.000%, 7/01/22 - MBIA Insured

        1,225   Turlock Irrigation District, California, Revenue Refunding Bonds,       No Opt. Call         AAA          1,462,160
                 Series 1992A, 6.250%, 1/01/12 - MBIA Insured


                                       27


                            Nuveen California Select Tax-Free Income Portfolio (NXC) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.5%

$       3,000   Contra Costa Water District (Contra Costa County, California),       10/04 at 102.00         AAA        $ 3,023,670
                 Water Revenue Bonds, Series G, 5.000%, 10/01/24 -
                 MBIA Insured

        2,800   Los Angeles, California, Wastewater System Revenue Bonds,             6/08 at 101.00         AAA          2,856,280
                 Series 1998A, 5.000%, 6/01/23 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      88,245   Total Long-Term Investments (cost $81,984,291) - 94.3%                                                   85,617,511
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.7%                                                                      5,208,115
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $90,825,626
                ====================================================================================================================


                     * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                                 See accompanying notes to financial statements.


                                       28


                            Nuveen New York Select Tax-Free Income Portfolio (NXN)
                            Portfolio of
                                    INVESTMENTS September 30, 2003 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9%

$       1,235   TSASC Inc, New York, Tobacco Asset-Backed Bonds,                      7/12 at 100.00          A2        $ 1,097,051
                 Series 2002-1, 5.500%, 7/15/24

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.0%

        1,700   Amherst Industrial Development Agency, New York, Revenue              8/12 at 101.00         AAA          1,764,804
                 Bonds, UBF Faculty-Student Housing Corporation, University
                 of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 -
                 AMBAC Insured

        1,000   New York City Industrial Development Agency, New York, Civic         11/04 at 102.00         AAA          1,075,660
                 Facility Revenue Bonds, USTA National Tennis Center
                 Incorporated Project, Series 1994, 6.375%, 11/15/14 -
                 FSA Insured

          570   Dormitory Authority of the State of New York, City University           No Opt. Call         AAA            693,428
                 System Consolidated, Second General Resolution Revenue
                 Bonds, Series 1990C, 7.500%, 7/01/10 - FGIC Insured

        1,425   Dormitory Authority of the State of New York, Rochester               7/07 at 101.00         AAA          1,517,112
                 Institute of Technology, Insured Revenue Bonds, Series 1997,
                 5.250%, 7/01/22 - MBIA Insured

        1,430   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AA-          1,445,844
                 Upstate Community Colleges, 2002 Series A, 5.000%, 7/01/23

          785   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA            809,359
                 Bonds, Iona College, Series 2002, 5.000%, 7/01/22 -
                 XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.0%

          500   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA            531,740
                 Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/21 -
                 AMBAC Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            511,125
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          670   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA            696,432
                 Memorial Sloan Kettering Cancer Center, 2003 Series 1,
                 5.000%, 7/01/21 - MBIA Insured

          250   Dormitory Authority of the State of New York, Revenue Bonds,          5/13 at 100.00          A3            254,203
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23

        1,680   Dormitory Authority of the State of New York, Winthrop South          7/11 at 101.00         AAA          1,828,126
                 Nassau University Health System Obligated Group,
                 Series 2001A, Winthrop University Hospital Association
                 Revenue Bonds, 5.250%, 7/01/17 - AMBAC Insured

        1,195   Dormitory Authority of the State of New York, Winthrop South          7/11 at 101.00         AAA          1,300,363
                 Nassau University Health System Obligation Group,
                 Series 2001B, South Nassau Communities Hospital
                 Revenue Bonds, 5.250%, 7/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.2%

        1,000   East Rochester Housing Authority, New York, Revenue Bonds,           12/12 at 103.00         AAA          1,049,320
                 GNMA/FHA Secured Revenue Bonds, St. Mary's Residence
                 Project, Series 2002A, 5.375%, 12/20/22

        1,300   New Hartford Housing Development Corporation, New York,               1/04 at 100.00         AAA          1,301,833
                 Mortgage Revenue Refunding Bonds, Series 1992-A (Village
                 Point Project, FHA-Insured Mortgage Loan Section 8
                 Assisted Project), 7.375%, 1/01/24 - MBIA Insured

        1,000   New Hartford-Sunset Woods Funding Corporation, New York,              8/12 at 101.00         AAA          1,053,650
                 FHA-Insured Mortgage Revenue Bonds, Sunset Woods
                 Apartments II Project, Series 2002, 5.350%, 2/01/20

        1,245   New York State Housing Finance Agency, FHA-Insured Multifamily        2/04 at 101.00         AAA          1,259,293
                 Housing Mortgage Revenue Bonds, Series 1992C,
                 6.450%, 8/15/14 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.1%

        2,500   State of New York Mortgage Agency, Mortgage Revenue Bonds,            4/11 at 100.00         Aaa          2,541,125
                 Thirty First Series A, 5.300%, 10/01/31 (Alternative
                 Minimum Tax)

        2,000   State of New York Mortgage Agency, Homeowner Mortgage                10/11 at 100.00         Aa1          2,066,580
                 Revenue Bonds, Series 101, 5.000%, 10/01/18
                 (Alternative Minimum Tax)


                                       29

                            Nuveen New York Select Tax-Free Income Portfolio (NXN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 9.1%

$       2,000   East Rochester Housing Authority, New York, FHA-Insured               8/12 at 101.00         AAA        $ 2,079,720
                 Mortgage Revenue Refunding Bonds, Jewish Home of
                 Rochester, Series 2002, 4.625%, 2/15/17

        1,000   New York City Industrial Development Agency, New York,               11/12 at 101.00         AA+          1,001,210
                 GNMA Collateralized Mortgage Revenue Bonds, Eger Harbor
                 House Inc Project, Series 2002A, 4.950%, 11/20/32

        2,000   Dormitory Authority of the State of New York, Norwegian               8/11 at 101.00         AAA          2,048,140
                 Christian Home and Health Center, FHA-Insured Mortgage
                 Nursing Home Revenue Bonds, Series 2001, 5.200%, 8/01/36 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 5.1%

                Town of Clarkstown Rickland County, New York, Various Purposes
                Serial Bonds, Series 1992:
          505    5.600%, 6/15/10 - AMBAC Insured                                        No Opt. Call         AAA            586,184
          525    5.600%, 6/15/11 - AMBAC Insured                                        No Opt. Call         AAA            607,761
          525    5.600%, 6/15/12 - AMBAC Insured                                        No Opt. Call         AAA            612,476

        1,000   West Islip Union Free School District, Suffolk County, New York,     10/10 at 100.00         Aaa          1,075,400
                 General Obligation Bonds, Series 2001, 5.000%, 10/01/17 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 7.4%

          500   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA            506,865
                 Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/30 -
                 AMBAC Insured

        1,000   Nassau County Interim Finance Authority, New York, Sales             11/06 at 101.00         AAA          1,051,870
                 Tax Secured Revenue Bonds, Series 2001-A2, 5.125%, 11/15/21 -
                 AMBAC Insured

          670   New York City Transitional Finance Authority, Future                  2/13 at 100.00         AA+            687,809
                 Tax Secured Bonds, Fiscal 2003 Series E, 5.000%, 2/01/23

           50   New York State Thruway Authority, Highway and Bridge Trust            4/05 at 102.00         AAA             53,261
                 Fund Bonds, Series 1995A, 5.125%, 4/01/15 - MBIA Insured

          750   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA            792,810
                 Fund Bonds, Series 2003A, Second General, 5.250%, 4/01/23 -
                 MBIA Insured

        1,000   Tobacco Settlement Financing Corporation of New York State,           6/13 at 100.00         AAA          1,069,140
                 Asset-Backed Bonds, Series 2003-A1, 5.250%, 6/01/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.7%

          500   Metropolitan Transportation Authority, New York, Transportation         No Opt. Call         AAA            557,580
                 Revenue Bonds, Series 2003A, 5.000%, 11/15/15 -
                 FGIC Insured

        2,500   The Port Authority of New York and New Jersey, Consolidated           1/05 at 101.00         AAA          2,671,350
                 Bonds, Ninety-Seventh Series, 6.500%, 7/15/19 (Alternative
                 Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 10.9%

        1,420   Dormitory Authority of the State of New York, Judicial Facilities       No Opt. Call         AAA          1,810,188
                 Lease Revenue Bonds (Suffolk County Issue), Series 1986,
                 7.375%, 7/01/16

        1,865   New York State Medical Care Facilities Finance Agency, Hospital       8/04 at 100.00         AAA          1,949,727
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1992 Series C, 6.250%, 8/15/12 (Pre-refunded to 8/15/04) -
                 MBIA Insured

        1,500   New York State Medical Care Facilities Finance Agency                 2/05 at 102.00         AAA          1,645,635
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05) -
                 AMBAC Insured

          150   New York State Thruway Authority, Highway and Bridge Trust            4/05 at 102.00         AAA            162,032
                 Fund Bonds, Series 1995B, 5.125%, 4/01/15 - MBIA Insured

          485   Suffolk County Water Authority (New York), Waterworks Revenue           No Opt. Call         AAA            589,120
                 Bonds, Series 1986-V, 6.750%, 6/01/12


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.6%

        2,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          2,084,540
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

        1,000   Long Island Power Authority, New York, Electric System General        9/13 at 100.00         AAA          1,082,460
                  Revenue Bonds, Series 2003C, 5.000%, 9/01/16 - CIFG Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.9%

$       2,500   New York City Municipal Water Finance Authority, Water and            6/11 at 101.00          AA        $ 2,547,300
                 Sewer System Revenue Bonds, Fiscal 2001 Series C,
                 5.125%, 6/15/33

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, New York
                City Municipal Water Finance Authority Loan, Series 2002B:
        2,000    5.250%, 6/15/19                                                      6/12 at 100.00         AAA          2,172,220
        2,000    5.000%, 6/15/27                                                      6/12 at 100.00         AAA          2,035,900
------------------------------------------------------------------------------------------------------------------------------------
$      51,430   Total Long-Term Investments (cost $51,657,622) - 95.9%                                                   54,277,746
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.1%                                                                      2,335,760
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $56,613,506
                ====================================================================================================================


                     * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.


                                 See accompanying notes to financial statements.


                                       31

                            Statement of
                              ASSETS AND LIABILITIES September 30, 2003 (Unaudited)
                                                         SELECT            SELECT           SELECT       CALIFORNIA         NEW YORK
                                                       TAX-FREE        TAX-FREE 2       TAX-FREE 3  SELECT TAX-FREE  SELECT TAX-FREE
                                                          (NXP)             (NXQ)            (NXR)            (NXC)            (NXN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $224,520,006, $243,379,119, $175,053,115,
   $81,984,291 and $51,657,622, respectively)      $238,101,647      $251,200,210     $180,690,426      $85,617,511      $54,277,746
Cash                                                  1,275,444                --               --        4,001,318          492,770
Receivables:
   Interest                                           4,059,234         4,180,083        3,016,025        1,260,416          754,266
   Investments sold                                     247,942                --        1,996,346               --        1,124,750
Other assets                                             72,601            76,679           56,703           29,728           20,112
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                  243,756,868       255,456,972      185,759,500       90,908,973       56,669,644
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                               --           737,024          160,682               --               --
Payable for investments purchased                       489,430                --          489,430               --               --
Accrued expenses:
   Management fees                                       47,912            60,326           44,201           22,019           13,723
   Other                                                156,551           164,486          131,192           61,328           42,415
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                 693,893           961,836          825,505           83,347           56,138
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $243,062,975      $254,495,136     $184,933,995      $90,825,626      $56,613,506
====================================================================================================================================
Shares outstanding                                   16,378,096        17,607,068       12,964,124        6,257,070        3,907,069
====================================================================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)      $      14.84      $      14.45     $      14.27      $     14.52      $     14.49
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share            $    163,781      $    176,071     $    129,641      $    62,571      $    39,071
Paid-in surplus                                     227,635,042       245,690,698      178,372,582       87,121,713       53,605,750
Undistributed (Over-distribution of)
   net investment income                                326,309          (163,046)         (73,600)        (104,774)          26,457
Accumulated net realized gain from investments        1,356,202           970,322          868,061          112,896          322,104
Net unrealized appreciation of investments           13,581,641         7,821,091        5,637,311        3,633,220        2,620,124
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $243,062,975      $254,495,136     $184,933,995      $90,825,626      $56,613,506
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       32


                            Statement of
                                OPERATIONS Six Months Ended September 30, 2003 (Unaudited)
                                                         SELECT            SELECT          SELECT       CALIFORNIA         NEW YORK
                                                       TAX-FREE        TAX-FREE 2      TAX-FREE 3  SELECT TAX-FREE  SELECT TAX-FREE
                                                          (NXP)             (NXQ)           (NXR)            (NXC)            (NXN)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                    $6,362,711        $6,725,278      $4,843,739       $2,286,500       $1,455,663
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                         295,844           372,523         273,245          136,214           84,986
Shareholders' servicing agent fees and expenses          28,660            27,268          20,569            7,691            5,565
Custodian's fees and expenses                            28,755            30,667          18,671           12,511           10,939
Trustees' fees and expenses                               7,891             8,334           6,230            4,906            1,467
Professional fees                                         9,280            10,144           8,285            5,196            4,159
Shareholders' reports - printing and mailing expenses    24,418            24,109          13,424            6,360            7,523
Stock exchange listing fees                               7,773             7,773           7,774            5,552            5,552
Investor relations expense                               13,340            14,038          10,275            4,564            3,012
Other expenses                                            4,191             4,232           3,472            2,562            1,991
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit              420,152           499,088         361,945          185,556          125,194
   Custodian fee credit                                  (7,050)           (6,333)         (5,854)          (3,780)          (1,518)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                            413,102           492,755         356,091          181,776          123,676
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 5,949,609         6,232,523       4,487,648        2,104,724        1,331,987
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                    1,262,327           674,095         382,799           43,493          140,675
Change in net unrealized appreciation
   (depreciation) of investments                       (741,569)         (410,537)       (600,563)        (164,052)        (206,016)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                        520,758           263,558        (217,764)        (120,559)         (65,341)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations           $6,470,367        $6,496,081      $4,269,884       $1,984,165       $1,266,646
===================================================================================================================================

                                 See accompanying notes to financial statements.


                                       33

                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited)
                                    SELECT TAX-FREE (NXP)            SELECT TAX-FREE 2 (NXQ)             SELECT TAX-FREE 3 (NXR)
                              ---------------------------------  -------------------------------   ---------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED   SIX MONTHS ENDED      YEAR ENDED
                                       9/30/03          3/31/03           9/30/03        3/31/03            9/30/03         3/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $  5,949,609     $ 12,666,221      $  6,232,523   $ 13,377,076       $  4,487,648    $  9,450,682
Net realized gain from investments   1,262,327        2,175,032           674,095      2,738,597            382,799       2,127,842
Change in net unrealized
   appreciation (depreciation)
   of investments                     (741,569)       3,681,890          (410,537)      (417,458)          (600,563)       (545,919)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                   6,470,367       18,523,143         6,496,081     15,698,215          4,269,884      11,032,605
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income          (6,076,275)     (13,364,529)       (6,356,153)   (14,058,896)        (4,472,626)     (9,882,044)
From accumulated net realized
    gains from investments                  --       (2,764,623)               --     (3,171,385)                --        (850,958)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders    (6,076,275)     (16,129,152)       (6,356,153)   (17,230,281)        (4,472,626)    (10,733,002)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                       394,092        2,393,991           139,928     (1,532,066)          (202,742)        299,603
Net assets at the beginning
   of period                       242,668,883      240,274,892       254,355,208    255,887,274        185,136,737     184,837,134
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period   $243,062,975     $242,668,883      $254,495,136   $254,355,208       $184,933,995    $185,136,737
====================================================================================================================================
Undistributed (Over-distribution
   of) net investment
   income at the
   end of period                  $    326,309     $    452,975      $   (163,046)  $    (39,416)      $    (73,600)   $    (88,622)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       34

                                                                 CALIFORNIA SELECT TAX-FREE (NXC)    NEW YORK SELECT TAX-FREE (NXN)
                                                                ----------------------------------  --------------------------------
                                                                SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                         9/30/03           3/31/03           9/30/03         3/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 2,104,724       $ 4,423,162       $ 1,331,987    $ 2,739,961
Net realized gain from investments                                        43,493           919,407           140,675        630,086
Change in net unrealized appreciation
   (depreciation) of investments                                        (164,052)          728,613          (206,016)     1,060,980
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                                                     1,984,165         6,071,182         1,266,646      4,431,027
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                            (2,133,661)       (4,592,689)       (1,336,218)    (2,742,795)
From accumulated net realized gains
      from investments                                                        --          (849,710)               --       (366,890)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
      distributions to shareholders                                   (2,133,661)       (5,442,399)       (1,336,218)    (3,109,685)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   (149,496)          628,783           (69,572)     1,321,342
Net assets at the beginning of period                                 90,975,122        90,346,339        56,683,078     55,361,736
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                      $90,825,626       $90,975,122       $56,613,506    $56,683,078
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the
   end of period                                                     $ (104,774)       $   (75,837)      $    26,457    $    30,688
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       35


Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Trusts covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) and Nuveen New York Select Tax-Free Income Portfolio (NXN). The Trusts are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Trust seeks to provide stable dividends consistent with the preservation of capital, exempt from regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Trust's investment portfolio are provided by a pricing service approved by the Trust's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Trusts, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Trusts have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2003, Select Tax-Free (NXP) and Select Tax-Free 3 (NXR) each had outstanding when-issued purchase commitments of $489,430. There were no such outstanding purchase commitments in any of the other Trusts.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Trust is a separate taxpayer for federal income tax purposes. Each Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, where applicable, to retain such tax-exempt status when distributed to shareholders of the Trusts.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Derivative Financial Instruments

The Trusts are not authorized to invest in derivative financial instruments.

Custodian Fee Credit

Each Trust has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Trust's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. TRUST SHARES

None of the Trusts engaged in transactions in their own shares during the six months ended September 30, 2003, nor during the fiscal year ended March 31, 2003.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended September 30, 2003, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Purchases                                $24,872,867   $14,789,992   $7,555,292  $15,920,966   $7,019,024
Sales and maturities                      24,576,700    14,874,100    9,967,900   17,201,284    6,276,679
=========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2003, the cost of investments were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Cost of investments                     $224,247,291  $243,299,988 $174,995,710  $81,978,663  $51,653,464
=========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2003, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $16,559,751   $11,499,595  $ 7,732,270   $3,852,201   $2,729,642
   Depreciation                           (2,705,395)   (3,599,373)  (2,037,554)    (213,353)    (105,360)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                        $13,854,356   $ 7,900,222  $ 5,694,716   $3,638,848   $2,624,282
=========================================================================================================

The tax components of undistributed net investment income and net realized gains at March 31, 2003, the Trusts' last fiscal year end, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income         $741,634      $780,129     $539,760     $247,448     $249,538
Undistributed net ordinary income*                --            --        5,254          858           --
Undistributed net long-term capital gains     93,875       296,227      485,262       68,545      181,429
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


The tax character of distributions paid during the fiscal year ended March 31, 2003, the Trusts' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
2003                                           (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Distributions from net
  tax-exempt income                      $13,511,932   $14,208,907   $9,995,343   $4,636,488   $2,754,516
Distributions from net
  ordinary income*                            37,830        46,670        3,378           --           --
Distributions from net
  long-term capital gains                  2,726,793     3,133,168      850,958      849,710      366,890
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Trusts' investment management agreements with Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Trust pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Trust as follows:

                                                                                SELECT TAX-FREE 2 (NXQ)
                                                                                SELECT TAX-FREE 3 (NXR)
                                                                       CALIFORNIA SELECT TAX-FREE (NXC)
AVERAGE DAILY NET ASSETS                        SELECT TAX-FREE (NXP)    NEW YORK SELECT TAX-FREE (NXN)
-------------------------------------------------------------------------------------------------------
For the first $125 million                                     .2500%                            .3000%
For the next $125 million                                      .2375                             .2875
For the next $250 million                                      .2250                             .2750
For the next $500 million                                      .2125                             .2625
For the next $1 billion                                        .2000                             .2500
For net assets over $2 billion                                 .1875                             .2375
=======================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trusts pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser or its affiliates.

6. INVESTMENT COMPOSITION

At September 30, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Consumer Staples                                   2%           4%           4%           2%           2%
Education and Civic Organizations                  1            5            6           15           13
Healthcare                                        19           17           18           16            9
Housing/Multifamily                               --            7            7           --            9
Housing/Single Family                              3            3            4           --            9
Long-Term Care                                    --           --            1            2            9
Materials                                          4            2           --           --           --
Tax Obligation/General                             9            6            7           21            6
Tax Obligation/Limited                            16           11           12            6            8
Transportation                                    13           16            8           16            6
U.S. Guaranteed                                   18           10            8            5           11
Utilities                                         10           15           22           10            6
Water and Sewer                                    5            2            3            7           12
Other                                             --            2           --           --           --
---------------------------------------------------------------------------------------------------------
                                                 100%         100%         100%         100%         100%
=========================================================================================================

Certain investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (56% for Select Tax-Free (NXP), 56% for Select Tax-Free 2 (NXQ), 38% for Select Tax-Free 3
(NXR), 69% for California Select Tax-Free (NXC), and 62% for New York Select Tax-Free (NXN)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



7. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Trusts declared dividend distributions from their tax-exempt net investment income which were paid on November 3, 2003, to shareholders of record on October 15, 2003, as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Dividend per share                            $.0610        $.0585       $.0575       $.0560       $.0570
=========================================================================================================

Financial
        HIGHLIGHTS (Unaudited)

                         Financial
                          Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

                                           Investment Operations                Less Distributions
                                    -----------------------------------  --------------------------------
                                                          Net
                                                    Realized/                                                 Ending
                        Beginning          Net     Unrealized                   Net                              Net     Ending
                        Net Asset   Investment     Investment            Investment     Capital                Asset     Market
                            Value       Income    Gain (Loss)     Total      Income       Gains     Total      Value      Value
===============================================================================================================================
SELECT TAX-FREE (NXP)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)           $14.82         $.36          $ .03     $ .39       $(.37)      $  --     $(.37)    $14.84   $14.0000
        2003                14.67          .77            .37      1.14        (.82)       (.17)     (.99)     14.82    14.1500
        2002                15.05          .88           (.38)      .50        (.86)       (.02)     (.88)     14.67    13.8500
        2001                14.89          .91            .15      1.06        (.90)         --      (.90)     15.05    14.5000
        2000                15.55          .90           (.66)      .24        (.90)         --      (.90)     14.89    13.6875
        1999                15.62          .90           (.07)      .83        (.90)         --      (.90)     15.55    16.3750

SELECT TAX-FREE 2 (NXQ)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)            14.45          .35            .01       .36        (.36)         --      (.36)     14.45    13.2600
        2003                14.53          .76            .14       .90        (.80)       (.18)     (.98)     14.45    13.4900
        2002                14.89          .86           (.36)      .50        (.84)       (.02)     (.86)     14.53    13.6600
        2001                14.75          .87            .14      1.01        (.87)         --      (.87)     14.89    14.1500
        2000                15.41          .87           (.66)      .21        (.87)         --      (.87)     14.75    13.3750
        1999                15.43          .87           (.02)      .85        (.87)         --      (.87)     15.41    15.8750

SELECT TAX-FREE 3 (NXR)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)            14.28          .35           (.01)      .34        (.35)         --      (.35)     14.27    13.0500
        2003                14.26          .73            .12       .85        (.76)       (.07)     (.83)     14.28    13.0600
        2002                14.53          .81           (.28)      .53        (.80)         --      (.80)     14.26    13.4200
        2001                14.32          .81            .21      1.02        (.81)         --      (.81)     14.53    13.7000
        2000                14.98          .82           (.66)      .16        (.82)         --      (.82)     14.32    12.8750
        1999                14.96          .82            .02       .84        (.82)         --      (.82)     14.98    15.2500

CALIFORNIA SELECT
TAX-FREE (NXC)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)            14.54          .34           (.02)      .32        (.34)         --      (.34)     14.52    13.4500
        2003                14.44          .71            .26       .97        (.73)       (.14)     (.87)     14.54    13.5900
        2002                14.79          .78           (.34)      .44        (.77)       (.02)     (.79)     14.44    14.2500
        2001                14.57          .79            .23      1.02        (.79)       (.01)     (.80)     14.79    13.9400
        2000                15.26          .79           (.67)      .12        (.79)       (.02)     (.81)     14.57    13.7500
        1999                15.21          .79            .05       .84        (.79)         --      (.79)     15.26    15.7500

NEW YORK SELECT
TAX-FREE (NXN)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)            14.51          .34           (.02)      .32        (.34)         --      (.34)     14.49    13.5800
        2003                14.17          .70            .43      1.13        (.70)       (.09)     (.79)     14.51    13.6000
        2002                14.51          .73           (.33)      .40        (.74)         --      (.74)     14.17    13.7600
        2001                14.31          .78            .20       .98        (.78)         --      (.78)     14.51    14.0500
        2000                14.92          .78           (.61)      .17        (.78)         --      (.78)     14.31    12.6875
        1999                14.91          .78            .01       .79        (.78)         --      (.78)     14.92    15.1250
===============================================================================================================================

                                                                              Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------------------
                             Total Returns                        Before Credit                    After Credit***
                        -----------------------            ---------------------------    ---------------------------
                                                                          Ratio of Net                   Ratio of Net
                                     Based on      Ending     Ratio of      Investment       Ratio of      Investment
                        Based on          Net         Net  Expenses to       Income to    Expenses to       Income to     Portfolio
                          Market        Asset      Assets      Average         Average        Average         Average      Turnover
                           Value**      Value**     (000)   Net Assets      Net Assets     Net Assets      Net Assets          Rate
====================================================================================================================================
SELECT TAX-FREE (NXP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)            1.59%        2.74%   $243,063          .35%*          4.89%*          .34%*          4.89%*          10%
        2003                9.51         7.84     242,669          .37            5.20            .36            5.21            35
        2002                1.54         3.41     240,275          .38            5.89            .37            5.89            26
        2001               12.63         7.32     246,475          .35            6.06            .35            6.07             2
        2000              (11.09)        1.62     243,814          .36            5.97            .36            5.97            --
        1999                9.02         5.43     254,635          .36            5.78            .36            5.78             1

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)             .95         2.53     254,495          .39*           4.89*           .39*           4.90*            6
        2003                6.01         6.33     254,355          .42            5.20            .41            5.21            46
        2002                2.57         3.41     255,887          .43            5.79            .42            5.80            21
        2001               12.46         7.04     262,144          .41            5.89            .40            5.90             2
        2000              (10.38)        1.43     259,660          .40            5.82            .40            5.82             1
        1999                9.51         5.63     271,240          .40            5.65            .40            5.65             1

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)            2.56         2.38     184,934          .39*           4.84*           .38*           4.85*            4
        2003                3.51         6.09     185,137          .42            5.09            .41            5.10            51
        2002                3.84         3.70     184,837          .44            5.59            .42            5.60             9
        2001               12.97         7.36     188,344          .47            5.66            .46            5.67             2
        2000              (10.29)        1.11     185,671          .41            5.65            .41            5.65            --
        1999                7.78         5.76     194,165          .42            5.45            .42            5.45            --

CALIFORNIA SELECT
TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)            1.46         2.24      90,826          .41*           4.61*           .40*           4.62*           18
        2003                1.34         6.86      90,975          .43            4.84            .42            4.85            42
        2002                7.95         3.03      90,346          .44            5.27            .43            5.28            12
        2001                7.23         7.21      92,517          .43            5.38            .42            5.39             2
        2000               (7.57)         .90      91,166          .45            5.37            .45            5.38             3
        1999                8.22         5.65      95,501          .44            5.20            .44            5.20             1

NEW YORK SELECT
TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2004 (a)            2.35         2.24      56,614          .44*           4.68*           .44*           4.69*           11
        2003                4.73         8.17      56,683          .46            4.85            .45            4.86            35
        2002                3.17         2.75      55,362          .49            5.04            .48            5.05            28
        2001               17.36         7.02      56,679          .48            5.39            .47            5.40             3
        2000              (11.18)        1.21      55,924          .50            5.36            .49            5.37            --
        1999                6.14         5.40      58,303          .49            5.19            .49            5.19            --
====================================================================================================================================

  *  Annualized.
 ** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.
***  After custodian fee credit, where applicable.
(a)  For the six months ended September 30, 2003.

                                 See accompanying notes to financial statements.


                                  42-43 SPREAD


Build Your Wealth
        AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.


HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William T. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended September 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-B-0903D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 9, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: December 9, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: December 9, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.